PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments 99.9%
Asset-Backed Securities 23.8%
Automobiles 1.1%
Avis Budget Rental Car Funding AESOP LLC,
Series 2020-02A, Class A, 144A	2.020%	02/20/27	1,100	$1,075,810
Series 2023-03A, Class B, 144A	6.120	02/22/28	3,200	3,251,657
Series 2023-04A, Class A, 144A	5.490	06/20/29	16,800	17,094,601
Series 2023-08A, Class C, 144A	7.340	02/20/30	1,300	1,352,219

Bayview Opportunity Master Fund VII Trust, Series 2024-CAR1F, Class A, 144A	6.971	07/29/32	1,111	1,111,265
CarMax Auto Owner Trust, Series 2021-02, Class D	1.550	10/15/27	3,700	3,661,274
Ford Credit Auto Owner Trust,
Series 2021-01, Class C, 144A	1.910	10/17/33	1,400	1,346,579
Series 2023-01, Class C, 144A	5.580	08/15/35	4,412	4,451,336

Hertz Vehicle Financing III LP, Series 2021-02A, Class A, 144A	1.680	12/27/27	5,200	4,920,497
JPMorgan Chase Bank NA,
Series 2020-01, Class R, 144A	33.784	01/25/28	137	144,540
Series 2020-02, Class R, 144A	31.355	02/25/28	167	178,628
Series 2021-03, Class E, 144A	2.102	02/26/29	35	34,952
OneMain Direct Auto Receivables Trust,
Series 2019-01A, Class A, 144A	3.630	09/14/27	1,416	1,409,803
Series 2019-01A, Class B, 144A	3.950	11/14/28	900	889,910
Series 2023-01A, Class B, 144A	5.810	02/14/31	7,700	7,832,447
Series 2023-01A, Class C, 144A	6.140	02/14/31	3,400	3,481,750
Series 2025-01A, Class A, 144A	5.360	04/16/35	9,700	9,842,585
Santander Bank Auto Credit-Linked Notes,
Series 2022-A, Class C, 144A	7.375	05/15/32	131	131,242
Series 2022-C, Class E, 144A	11.366	12/15/32	155	158,053
Series 2024-A, Class C, 144A	5.818	06/15/32	3,250	3,278,412

Santander Drive Auto Receivables Trust, Series 2021-01, Class D	1.130	11/16/26	550	548,287
				66,195,847
Collateralized Loan Obligations 19.7%
AGL CLO Ltd. (United Kingdom), Series 2022-20A, Class A1R, 144A, 3 Month SOFR + 1.370% (Cap N/A, Floor 1.370%)	5.663(c)	10/20/37	15,000	15,098,219
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2022-24A, Class A1R, 144A, 3 Month SOFR + 1.430% (Cap N/A, Floor 1.430%)	5.732(c)	07/15/37	15,000	15,123,200

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
Anchorage Capital Europe CLO DAC (Ireland),
Series 04A, Class A, 144A, 3 Month EURIBOR + 0.870% (Cap N/A, Floor 0.870%)	3.543%(c)	04/25/34	EUR	5,250	$5,440,904
Series 06A, Class AR, 144A, 3 Month EURIBOR + 1.750% (Cap N/A, Floor 1.750%)	4.454(c)	01/22/38	EUR	15,000	15,643,828

Atlas Senior Loan Fund Ltd. (Cayman Islands), Series 2021-16A, Class A, 144A, 3 Month SOFR + 1.532% (Cap N/A, Floor 1.270%)	5.825(c)	01/20/34		5,000	5,005,959
Atlas Senior Loan Fund XVII Ltd. (Cayman Islands), Series 2021-17A, Class A, 144A, 3 Month SOFR + 1.462% (Cap N/A, Floor 1.200%)	5.755(c)	10/20/34		10,000	10,007,138
Avoca Capital CLO Ltd. (Ireland), Series 10A, Class B1RR, 144A, 3 Month EURIBOR + 1.350% (Cap N/A, Floor 1.350%)	4.135(c)	04/15/35	EUR	8,000	8,253,225
Avoca CLO DAC (Ireland), Series 11A, Class ARRR, 144A, 3 Month EURIBOR + 1.290% (Cap N/A, Floor 1.290%)	4.130(c)	10/15/38	EUR	25,000	25,929,709
Bain Capital Credit CLO Ltd. (Cayman Islands),
Series 2022-01A, Class A1, 144A, 3 Month SOFR + 1.320% (Cap N/A, Floor 1.320%)	5.613(c)	04/18/35		25,000	25,077,382
Series 2022-04A, Class A1R, 144A, 3 Month SOFR + 1.380% (Cap N/A, Floor 1.380%)	5.688(c)	10/16/37		15,000	15,141,474

Bain Capital Euro CLO DAC (Ireland), Series 2020-01A, Class A, 144A, 3 Month EURIBOR + 1.100% (Cap N/A, Floor 1.100%)	3.804(c)	01/24/33	EUR	8,228	8,551,832
Balboa Bay Loan Funding Ltd. (Cayman Islands), Series 2023-01A, Class AR, 144A, 3 Month SOFR + 1.420% (Cap N/A, Floor 1.420%)	5.713(c)	04/20/36		28,000	28,058,013
Battalion CLO Ltd. (Cayman Islands),
Series 2018-12A, Class B2R, 144A, 3 Month SOFR + 2.342% (Cap N/A, Floor 2.080%)	6.827(c)	05/17/31		10,000	10,010,936
Series 2021-17A, Class A1R, 144A, 3 Month SOFR + 1.300% (Cap N/A, Floor 1.300%)	5.593(c)	03/09/34		15,000	15,031,338

Benefit Street Partners CLO Ltd. (Cayman Islands), Series 2019-18A, Class A1R, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)	5.734(c)	10/15/34		25,000	25,078,385
BNPP AM Euro CLO DAC (Ireland), Series 2018-01A, Class AR, 144A, 3 Month EURIBOR + 0.600% (Cap N/A, Floor 0.600%)	3.385(c)	04/15/31	EUR	7,490	7,714,978
Carlyle Euro CLO DAC (Ireland),
Series 2019-01A, Class A1R, 144A, 3 Month EURIBOR + 0.750% (Cap N/A, Floor 0.750%)	3.636(c)	03/15/32	EUR	4,174	4,318,260

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
Carlyle Euro CLO DAC (Ireland), (cont’d.)
Series 2019-01A, Class A2RA, 144A, 3 Month EURIBOR + 1.650% (Cap N/A, Floor 1.650%)	4.536%(c)	03/15/32	EUR	17,450	$18,134,181
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands),
Series 2014-01A, Class A1R2, 144A, 3 Month SOFR + 1.232% (Cap N/A, Floor 0.970%)	5.534(c)	04/17/31		754	754,452
Series 2015-05A, Class A1R3, 144A, 3 Month SOFR + 1.100% (Cap N/A, Floor 1.100%)	5.393(c)	01/20/32		9,575	9,591,805

Carlyle US CLO Ltd. (Cayman Islands), Series 2017-03A, Class A1R2, 144A, 3 Month SOFR + 1.400% (Cap N/A, Floor 1.400%)	5.693(c)	10/21/37		8,000	8,056,854
CarVal CLO Ltd. (United Kingdom), Series 2023-01A, Class A1R, 144A, 3 Month SOFR + 1.440% (Cap N/A, Floor 1.440%)	5.733(c)	07/20/37		22,000	22,163,130
Cathedral Lake Ltd. (Cayman Islands),
Series 2021-07RA, Class AR, 144A, 3 Month SOFR + 1.180% (Cap N/A, Floor 1.180%)	5.482(c)	01/15/32		9,933	9,959,251
Series 2021-08A, Class A1, 144A, 3 Month SOFR + 1.482% (Cap N/A, Floor 1.220%)	5.775(c)	01/20/35		9,500	9,519,000

CBAM Ltd. (Cayman Islands), Series 2020-12A, Class AR, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.442%)	5.735(c)	07/20/34		10,000	10,007,118
CIFC European Funding CLO DAC (Ireland), Series 03A, Class A, 144A, 3 Month EURIBOR + 1.050% (Cap N/A, Floor 1.050%)	3.835(c)	01/15/34	EUR	8,000	8,303,350
Crown City CLO (Cayman Islands), Series 2020-02A, Class A1AR, 144A, 3 Month SOFR + 1.340% (Cap N/A, Floor 1.340%)	5.630(c)	04/20/35		8,750	8,756,106
CVC Cordatus Loan Fund DAC (Ireland),
Series 03A, Class A2RR, 144A	1.750	08/15/32	EUR	1,243	1,288,924
Series 08A, Class A1RR, 144A, 3 Month EURIBOR + 0.850% (Cap N/A, Floor 0.850%)	3.635(c)	07/15/34	EUR	6,500	6,695,900
Series 14A, Class A1R, 144A, 3 Month EURIBOR + 0.850% (Cap N/A, Floor 0.850%)	3.850(c)	05/22/32	EUR	18,980	19,689,666
Elevation CLO Ltd. (Cayman Islands),
Series 2021-14A, Class A1, 144A, 3 Month SOFR + 1.462% (Cap N/A, Floor 1.200%)	5.755(c)	10/20/34		4,000	4,000,000
Series 2021-14A, Class B, 144A, 3 Month SOFR + 2.012% (Cap N/A, Floor 1.750%)	6.305(c)	10/20/34		6,750	6,750,000

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
Elmwood CLO Ltd. (Cayman Islands),
Series 2019-02A, Class BRR, 144A, 3 Month SOFR + 1.700% (Cap N/A, Floor 1.700%)	5.993%(c)	10/20/37		10,000	$10,047,322
Series 2020-04A, Class A1RR, 144A, 3 Month SOFR + 1.360% (Cap N/A, Floor 1.360%)	5.915(c)	10/17/37		30,000	30,167,673

Elmwood CLO Ltd., Series 2020-03A, Class ARR, 144A, 3 Month SOFR + 1.380% (Cap N/A, Floor 1.380%)	5.673(c)	07/18/37		20,250	20,351,353
Gallatin CLO Ltd. (Bermuda), Series 2024-01A, Class A1, 144A, 3 Month SOFR + 1.480% (Cap N/A, Floor 1.480%)	6.063(c)	10/20/37		11,500	11,547,283
Generate CLO Ltd. (Cayman Islands), Series 08A, Class BR2, 144A, 3 Month SOFR + 1.750% (Cap N/A, Floor 1.750%)	6.043(c)	01/20/38		20,000	20,083,464
Greenwood Park CLO Ltd. (Cayman Islands), Series 2018-01A, Class A2, 144A, 3 Month SOFR + 1.272% (Cap N/A, Floor 0.000%)	5.574(c)	04/15/31		812	813,039
Greywolf CLO Ltd. (Cayman Islands), Series 2018-02A, Class A1, 144A, 3 Month SOFR + 1.440% (Cap N/A, Floor 1.440%)	5.733(c)	10/20/31		2,532	2,535,802
Harvest CLO DAC (Ireland), Series 32A, Class A, 144A, 3 Month EURIBOR + 1.450% (Cap N/A, Floor 1.450%)	4.123(c)	07/25/37	EUR	36,250	37,798,374
Henley CLO DAC (Ireland), Series 03A, Class AR, 144A, 3 Month EURIBOR + 0.970% (Cap N/A, Floor 0.970%)	3.643(c)	12/25/35	EUR	3,250	3,356,049
Invesco Euro CLO DAC (Ireland), Series 01A, Class A1R, 144A, 3 Month EURIBOR + 0.650% (Cap N/A, Floor 0.650%)	3.435(c)	07/15/31	EUR	8,101	8,324,038
KKR CLO Ltd. (Cayman Islands), Series 11, Class AR, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.442%)	5.744(c)	01/15/31		468	468,375
Madison Park Funding Ltd. (Cayman Islands),
Series 2018-28A, Class BR, 144A, 3 Month SOFR + 1.700% (Cap N/A, Floor 1.700%)	6.125(c)	01/15/38		25,000	25,176,650
Series 2021-59A, Class A1R, 144A, 3 Month SOFR + 1.500% (Cap N/A, Floor 1.500%)	5.793(c)	04/18/37		40,250	40,595,063
Series 2022-57A, Class A1R, 144A, 3 Month SOFR + 1.280% (Cap N/A, Floor 1.280%)	5.580(c)	07/27/34		18,000	18,049,898

Magnetite Ltd. (Cayman Islands), Series 2024-42A, Class A1, 144A, 3 Month SOFR + 1.310% (Cap N/A, Floor 1.310%)	5.621(c)	01/25/38		15,000	15,082,850

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
MidOcean Credit CLO (Cayman Islands),
Series 2014-03A, Class A1R, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 1.120%)	5.675%(c)	04/21/31		144	$144,315
Series 2018-08A, Class B, 144A, 3 Month SOFR + 1.912% (Cap N/A, Floor 0.000%)	6.433(c)	02/20/31		1,500	1,503,855
Series 2019-10A, Class A1RR, 144A, 3 Month SOFR + 1.310% (Cap N/A, Floor 1.310%)	5.600(c)	10/23/34		15,000	15,034,314

Monument CLO DAC (Ireland), Series 01A, Class A, 144A, 3 Month EURIBOR + 1.590% (Cap N/A, Floor 1.590%)	5.332(c)	05/15/37	EUR	35,000	36,536,534
Mountain View CLO Ltd. (Cayman Islands),
Series 2013-01A, Class ARR, 144A, 3 Month SOFR + 1.262% (Cap N/A, Floor 1.000%)	5.551(c)	10/12/30		3,478	3,481,181
Series 2015-09A, Class A1R, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 0.000%)	5.684(c)	07/15/31		1,818	1,820,661

Nassau Euro CLO DAC (Ireland), Series 04A, Class A1, 144A, 3 Month EURIBOR + 1.490% (Cap N/A, Floor 1.490%)	4.234(c)	07/20/38	EUR	23,800	24,770,165
Northwoods Capital Ltd. (Cayman Islands),
Series 2017-15A, Class A1R, 144A, 3 Month SOFR + 1.472% (Cap N/A, Floor 1.472%)	5.826(c)	06/20/34		13,995	13,995,000
Series 2017-15A, Class BRR, 144A, 3 Month SOFR + 1.550% (Cap N/A, Floor 1.550%)	0.000	06/20/34		14,000	14,000,000
Series 2018-11BA, Class A1R, 144A, 3 Month SOFR + 1.450% (Cap N/A, Floor 1.450%)	5.743(c)	07/19/37		15,000	15,119,781

OAK Hill European Credit Partners Designated Activity Co. (Ireland), Series 2016-05A, Class ARR, 144A, 3 Month EURIBOR + 0.980% (Cap N/A, Floor 0.980%)	3.724(c)	01/21/35	EUR	9,000	9,311,354
Obra CLO Ltd. (Cayman Islands), Series 2024-01A, Class A1, 144A, 3 Month SOFR + 1.480% (Cap N/A, Floor 1.480%)	5.903(c)	01/20/38		16,000	16,112,000
OCP CLO Ltd. (Cayman Islands),
Series 2014-05A, Class A1R, 144A, 3 Month SOFR + 1.342% (Cap N/A, Floor 1.080%)	5.642(c)	04/26/31		1,267	1,269,336
Series 2015-09A, Class A1R2, 144A, 3 Month SOFR + 1.250% (Cap N/A, Floor 1.250%)	5.552(c)	01/15/33		9,500	9,500,000
OFSI BSL Ltd. (Cayman Islands),
Series 2018-01A, Class AR, 144A, 3 Month SOFR + 1.190% (Cap N/A, Floor 1.190%)	5.492(c)	07/15/31		3,971	3,977,657
Series 2022-11A, Class A1R, 144A, 3 Month SOFR + 2.050% (Cap N/A, Floor 2.050%)	6.343(c)	10/18/35		8,500	8,567,356

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)

Palmer Square CLO Ltd. (Cayman Islands), Series 2015-01A, Class A1A5, 144A, 3 Month SOFR + 1.050% (Cap N/A, Floor 1.050%)	5.338%(c)	05/21/34		9,000	$9,011,244
Park Avenue Institutional Advisers CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1R, 144A, 3 Month SOFR + 1.502% (Cap N/A, Floor 1.240%)	6.018(c)	02/14/34		10,000	10,006,069
Series 2018-01A, Class A1AR, 144A, 3 Month SOFR + 1.262% (Cap N/A, Floor 1.000%)	5.555(c)	10/20/31		2,160	2,164,087
Series 2019-02A, Class A1R, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.180%)	5.744(c)	10/15/34		15,000	15,010,539

Regatta Funding Ltd. (Cayman Islands), Series 2017-01A, Class A1R, 144A, 3 Month SOFR + 1.550% (Cap N/A, Floor 1.550%)	5.853(c)	04/17/37		29,000	29,200,283
Rockford Tower CLO Ltd. (Cayman Islands), Series 2023-01A, Class B, 144A, 3 Month SOFR + 2.750% (Cap N/A, Floor 2.750%)	7.043(c)	01/20/36		7,000	7,101,987
Shackleton CLO Ltd. (Cayman Islands),
Series 2014-05RA, Class A, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 0.262%)	5.884(c)	05/07/31		1,344	1,344,889
Series 2017-11A, Class AR, 144A, 3 Month SOFR + 1.352% (Cap N/A, Floor 0.262%)	5.875(c)	08/15/30		1,112	1,112,905

Signal Peak CLO Ltd. (Cayman Islands), Series 2020-08A, Class A1R, 144A, 3 Month SOFR + 1.390% (Cap N/A, Floor 1.390%)	5.683(c)	10/20/37		8,000	8,076,424
Silver Rock CLO Ltd. (Cayman Islands), Series 2020-01A, Class A1RR, 144A, 3 Month SOFR + 1.420% (Cap N/A, Floor 1.420%)	5.713(c)	10/20/37		10,000	10,100,327
Sound Point CLO Ltd. (Cayman Islands), Series 2013-01A, Class A1R, 144A, 3 Month SOFR + 1.332% (Cap N/A, Floor 1.332%)	5.632(c)	01/26/31		1,626	1,627,796
St. Pauls CLO (Netherlands), Series 09A, Class A1R, 144A, 3 Month EURIBOR + 0.940% (Cap N/A, Floor 0.940%)	3.684(c)	07/20/35	EUR	14,000	14,518,557
St. Paul’s CLO DAC (Ireland),
Series 04A, Class ARR1, 144A, 3 Month EURIBOR + 0.830% (Cap N/A, Floor 0.830%)	3.503(c)	04/25/30	EUR	5,556	5,760,230
Series 05A, Class ARR, 144A, 3 Month EURIBOR + 0.710% (Cap N/A, Floor 0.710%)	3.714(c)	02/20/30	EUR	19,618	20,318,859

Strata CLO Ltd. (Cayman Islands), Series 2021-01A, Class AR, 144A, 3 Month SOFR + 1.380% (Cap N/A, Floor 1.380%)	5.673(c)	10/20/33		15,000	15,023,465

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
TCW CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1RR, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.180%)	5.735%(c)	10/29/34		7,250	$7,274,795
Series 2019-02A, Class A1R, 144A, 3 Month SOFR + 1.280% (Cap N/A, Floor 1.280%)	5.570(c)	10/20/32		21,986	21,986,056
Series 2020-01A, Class A1R3, 144A, 3 Month SOFR + 1.050% (Cap N/A, Floor 0.000%)	5.343(c)	04/20/34		25,000	25,014,855

THL Credit Wind River CLO Ltd. (Cayman Islands), Series 2019-01A, Class AR, 144A, 3 Month SOFR + 1.422% (Cap N/A, Floor 1.160%)	5.715(c)	07/20/34		15,000	15,015,000
Tikehau US CLO Ltd. (Bermuda),
Series 2022-02A, Class A1R, 144A, 3 Month SOFR + 1.870% (Cap N/A, Floor 1.870%)	6.163(c)	01/20/36		25,000	25,266,337
Series 2023-02A, Class A1, 144A, 3 Month SOFR + 1.950% (Cap N/A, Floor 1.950%)	6.252(c)	01/15/36		14,000	14,125,045

Toro European CLO DAC (Ireland), Series 02A, Class ARR, 144A, 3 Month EURIBOR + 0.990% (Cap N/A, Floor 0.990%)	3.663(c)	07/25/34	EUR	13,500	14,001,376
Trinitas CLO Ltd. (Bermuda), Series 2023-26A, Class A1, 144A, 3 Month SOFR + 1.690% (Cap N/A, Floor 1.690%)	5.983(c)	01/20/35		15,650	15,682,319
Venture 28A CLO Ltd. (Cayman Islands), Series 2017-28AA, Class A1RR, 144A	0.000(c)	10/20/34		25,000	25,013,200
Venture CLO Ltd. (Cayman Islands),
Series 2014-19A, Class ARR, 144A, 3 Month SOFR + 1.522% (Cap N/A, Floor 1.260%)	5.824(c)	01/15/32		2,527	2,532,893
Series 2017-28AA, Class A1R, 144A, 3 Month SOFR + 1.472% (Cap N/A, Floor 1.210%)	5.765(c)	10/20/34		14,500	14,500,000

Wellfleet CLO Ltd. (Cayman Islands), Series 2019-01A, Class A1R, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 1.120%)	5.675(c)	07/20/32		12,703	12,721,849
Wellfleet CLO Ltd., Series 2017-03A, Class A1, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)	5.714(c)	01/17/31		188	188,631
Wind River CLO Ltd. (Cayman Islands), Series 2016-01KRA, Class A1R2, 144A, 3 Month SOFR + 1.472% (Cap N/A, Floor 1.210%)	5.774(c)	10/15/34		4,492	4,491,513
Zais CLO Ltd. (Cayman Islands), Series 2017-02A, Class A, 144A, 3 Month SOFR + 1.552% (Cap N/A, Floor 0.000%)	5.854(c)	04/15/30		24	24,456
					1,150,911,245

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Consumer Loans 0.8%
Affirm Asset Securitization Trust,
Series 2024-A, Class 1C, 144A	6.160%	02/15/29		500	$504,077
Series 2024-B, Class B, 144A	4.880	09/15/29		2,000	1,995,638
Series 2024-B, Class C, 144A	5.060	09/15/29		1,500	1,492,149

Fairstone Financial Issuance Trust (Canada), Series 2020-01A, Class A, 144A	2.509	10/20/39	CAD	101	69,067
GreenSky Home Improvement Trust,
Series 2024-01, Class A3, 144A	5.550	06/25/59		500	509,497
Series 2024-01, Class A4, 144A	5.670	06/25/59		1,353	1,373,092

Island Finance Trust, Series 2025-01A, Class A, 144A	6.540	03/19/35		5,250	5,288,254
Lending Funding Trust, Series 2020-02A, Class A, 144A	2.320	04/21/31		600	578,338
Lendmark Funding Trust, Series 2021-01A, Class A, 144A	1.900	11/20/31		5,000	4,714,832
OneMain Financial Issuance Trust,
Series 2020-02A, Class A, 144A	1.750	09/14/35		2,400	2,311,032
Series 2022-02A, Class D, 144A	6.550	10/14/34		6,870	6,929,773
Series 2023-01A, Class A, 144A	5.500	06/14/38		12,200	12,421,409
Series 2023-01A, Class D, 144A	7.490	06/14/38		100	104,812

Regional Management Issuance Trust, Series 2022-01, Class A, 144A	3.070	03/15/32		3,300	3,261,699
Stream Innovations Issuer Trust, Series 2024-02A, Class A, 144A	5.210	02/15/45		6,707	6,711,390
					48,265,059
Home Equity Loans 1.0%
Bear Stearns Asset-Backed Securities Trust, Series 2003-02, Class A3, 1 Month SOFR + 1.614% (Cap 11.000%, Floor 1.500%)	5.925(c)	03/25/43		104	103,261
BRAVO Residential Funding Trust, Series 2024-CES01, Class A1A, 144A	6.377	04/25/54		430	435,806
GS Mortgage-Backed Securities Trust,
Series 2024-HE02, Class A1, 144A, 30 Day Average SOFR + 1.500% (Cap N/A, Floor 1.500%)	5.851(c)	01/25/55		6,291	6,310,480
Series 2025-RPL01, Class A1, 144A	0.000	01/25/64		101	101,000
Series 2025-RPL01, Class A1, 144A	4.024	01/25/64		18,164	15,936,386

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Home Equity Loans (cont’d.)
JPMorgan Mortgage Trust,
Series 2023-HE02, Class A1, 144A, 30 Day Average SOFR + 1.700% (Cap N/A, Floor 0.000%)	6.073%(c)	03/20/54	362	$364,133
Series 2023-HE03, Class A1, 144A, 30 Day Average SOFR + 1.600% (Cap N/A, Floor 0.000%)	5.973(c)	05/25/54	344	346,463
Series 2024-HE02, Class A1, 144A, 30 Day Average SOFR + 1.200% (Cap N/A, Floor 0.000%)	5.573(c)	10/20/54	754	755,174

Morgan Stanley ABS Capital I, Inc. Trust, Series 2003-HE03, Class A3, 1 Month SOFR + 1.154% (Cap N/A, Floor 1.040%)	5.465(c)	10/25/33	1,054	1,047,155
RCKT Mortgage Trust,
Series 2024-CES01, Class A1A, 144A	6.025(cc)	02/25/44	1,523	1,533,078
Series 2024-CES06, Class A1A, 144A	5.344	09/25/44	8,744	8,707,860

Towd Point HE Trust, Series 2023-01, Class A1A, 144A	6.875	02/25/63	692	692,841
Towd Point Mortgage Trust,
Series 2023-CES02, Class A1A, 144A	7.294(cc)	10/25/63	1,932	1,963,680
Series 2024-CES01, Class A1A, 144A	5.848(cc)	01/25/64	869	873,666
Series 2024-CES02, Class A1A, 144A	6.125(cc)	02/25/64	795	800,264
Series 2024-CES03, Class A1, 144A	6.290(cc)	05/25/64	2,853	2,883,909
Series 2024-CES05, Class A1, 144A	5.167(cc)	09/25/64	10,100	10,054,606
Series 2024-CES05, Class A2, 144A	5.202(cc)	09/25/64	4,350	4,269,316
				57,179,078
Other 1.0%
Capital Street Master Trust, Series 2024-01, Class A, 144A, 30 Day Average SOFR + 1.350% (Cap N/A, Floor 1.350%)	5.746(c)	10/16/28	7,200	7,199,953
GoodLeap Home Improvement Solutions Trust, Series 2025-01A, Class A, 144A	5.380	02/20/49	14,100	14,116,314
GoodLeap Sustainable Home Solutions Trust, Series 2024-01GS, Class A, 144A	6.250	06/20/57	2,669	2,680,443
Invitation Homes Trust, Series 2024-SFR01, Class C, 144A	4.250	09/17/41	5,700	5,408,771
PMT Issuer Trust - FMSR, Series 2024-FT01, Class A, 144A, 1 Month SOFR + 2.750% (Cap N/A, Floor 2.750%)	7.061(c)	12/25/27	6,000	6,026,671

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Other (cont’d.)
Sunrun Bacchus Issuer LLC, Series 2025-01A, Class A1, 144A	5.990%	04/30/60		5,900	$5,906,398
Sunrun Vesta Issuer LLC,
Series 2024-03A, Class A1, 144A	5.490	10/30/59		1,596	1,569,501
Series 2024-03A, Class A2, 144A	5.880	10/30/59		6,485	6,322,040

Tesla Sustainable Energy Trust, Series 2024-01A, Class A2, 144A	5.080	06/21/50		10,350	10,342,889
					59,572,980
Residential Mortgage-Backed Securities 0.1%
Countrywide Asset-Backed Certificates, Series 2003-BC02, Class 2A1, 1 Month SOFR + 0.714% (Cap 13.875%, Floor 0.600%)	5.025(c)	06/25/33		54	53,811
Countrywide Asset-Backed Certificates Trust, Series 2004-04, Class 1A, 1 Month SOFR + 0.534% (Cap N/A, Floor 0.420%)	4.845(c)	08/25/34		1,045	1,006,025
LSF11 Boson Investments Sarl Compartment 2 (Spain), Series 2021-NPLA, Class A1, 144A, 3 Month EURIBOR + 2.000% (Cap N/A, Floor 0.000%)	5.005(c)	11/25/60	EUR	302	303,239
TFS (Spain),
Series 2018-03^	0.000(s)	04/16/40	EUR	—(r)	1
Series 2018-03, Class A1, 1 Month EURIBOR + 3.250%^	6.161(c)	03/15/26	EUR	847	654,410
					2,017,486
Student Loans 0.1%
Laurel Road Prime Student Loan Trust,
Series 2018-A, Class A, 144A	0.000	02/25/43		1,440	227,286
Series 2018-C, Class A, 144A	0.000(cc)	08/25/43		387	371,729
Series 2018-D, Class A, 144A	0.000(cc)	11/25/43		691	647,076
Series 2019-A, Class R, 144A	0.000	10/25/48		910	260,033
SMB Private Education Loan Trust,
Series 2024-D, Class A1A, 144A	5.380	07/15/53		2,346	2,359,830
Series 2024-E, Class A1A, 144A	5.090	10/16/56		2,652	2,644,604
					6,510,558

Total Asset-Backed Securities (cost $1,411,728,297)					1,390,652,253

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities 10.8%
Arbor Multifamily Mortgage Securities Trust, Series 2021-MF02, Class A4, 144A	2.252%	06/15/54	18,000	$15,350,474
BANK,
Series 2017-BNK05, Class A4	3.131	06/15/60	973	938,166
Series 2017-BNK06, Class A4	3.254	07/15/60	215	207,341
Series 2018-BN10, Class A4	3.428	02/15/61	4,553	4,370,279
Series 2019-BN17, Class A3	3.456	04/15/52	4,106	3,884,781
Series 2019-BN18, Class A3	3.325	05/15/62	1,800	1,662,908
Series 2019-BN24, Class A2	2.707	11/15/62	3,465	3,110,546
Series 2020-BN25, Class A3	2.391	01/15/63	2,883	2,757,880
Series 2020-BN29, Class A3	1.742	11/15/53	2,000	1,679,062
Series 2021-BN33, Class A4	2.270	05/15/64	10,400	8,959,460
BANK5,
Series 2023-5YR02, Class A3	6.656(cc)	07/15/56	15,000	15,772,215
Series 2024-5YR08, Class A3	5.884	08/15/57	20,850	21,485,104
Series 2024-5YR9, Class A3	5.614	08/15/57	21,900	22,341,513
Barclays Commercial Mortgage Securities Trust,
Series 2019-C05, Class A3	2.805	11/15/52	6,100	5,623,011
Series 2023-C20, Class A2	6.383(cc)	07/15/56	3,550	3,650,470
Series 2023-C21, Class A2	6.297(cc)	09/15/56	6,500	6,760,827
Series 2024-5C27, Class A3	6.014	07/15/57	9,000	9,332,375
Series 2024-5C29, Class XA, IO	1.600(cc)	09/15/57	107,057	6,807,607

BBCCRE Trust, Series 2015-GTP, Class A, 144A	3.966	08/10/33	6,465	6,319,798
Benchmark Mortgage Trust,
Series 2018-B08, Class A4	3.963	01/15/52	780	756,857
Series 2019-B10, Class A3	3.455	03/15/62	3,069	2,904,661
Series 2020-B17, Class A4	2.042	03/15/53	3,400	2,914,285
Series 2020-B20, Class A3	1.945	10/15/53	10,000	8,952,415
Series 2020-B21, Class A4	1.704	12/17/53	2,000	1,680,616
Series 2020-B22, Class XB, IO, 144A	0.993(cc)	01/15/54	62,848	2,892,919
Series 2021-B26, Class A4	2.295	06/15/54	10,600	9,118,911
Series 2023-V02, Class A3	5.812(cc)	05/15/55	15,500	15,849,554
Series 2023-V03, Class A3	6.363(cc)	07/15/56	15,000	15,599,838
Series 2024-V08, Class A3	6.189(cc)	07/15/57	15,800	16,456,716
Series 2024-V09, Class A3	5.602	08/15/57	21,200	21,632,300
BFLD Mortgage Trust,
Series 2024-VICT, Class A, 144A, 1 Month SOFR + 1.890% (Cap N/A, Floor 1.890%)	6.196(c)	07/15/41	3,500	3,512,027
Series 2024-WRHS, Class A, 144A, 1 Month SOFR + 1.492% (Cap N/A, Floor 1.492%)	5.798(c)	08/15/26	2,596	2,598,836
BMO Mortgage Trust,
Series 2023-05C01, Class A3	6.534(cc)	08/15/56	13,000	13,566,475
Series 2023-C05, Class A2	6.518	06/15/56	10,792	11,091,970
Series 2023-C06, Class A2	6.643(cc)	09/15/56	12,000	12,642,466

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)
BMO Mortgage Trust, (cont’d.)
Series 2024-5C05, Class A3	5.857%	02/15/57	9,200	$9,470,709
Series 2024-C08, Class XB, IO	0.794(cc)	03/15/57	50,000	2,953,380

BX Commercial Mortgage Trust, Series 2024-AIRC, Class A, 144A, 1 Month SOFR + 1.691% (Cap N/A, Floor 1.691%)	5.997(c)	08/15/39	8,700	8,757,094
BX Trust,
Series 2021-LGCY, Class F, 144A, 1 Month SOFR + 2.063% (Cap N/A, Floor 1.949%)	6.369(c)	10/15/36	11,000	10,924,375
Series 2022-LBA06, Class E, 144A, 1 Month SOFR + 2.700% (Cap N/A, Floor 2.700%)	7.006(c)	01/15/39	13,400	13,395,812
Series 2022-VAMF, Class E, 144A, 1 Month SOFR + 2.700% (Cap N/A, Floor 2.700%)	7.006(c)	01/15/39	5,700	5,650,761
Series 2024-VLT04, Class C, 144A, 1 Month SOFR + 2.140% (Cap N/A, Floor 2.140%)	6.447(c)	07/15/29	10,775	10,815,351
Series 2025-DIME, Class C, 144A, 1 Month SOFR + 1.750% (Cap N/A, Floor 1.750%)	6.060(c)	02/15/30	10,550	10,550,000
CD Mortgage Trust,
Series 2017-CD04, Class A3	3.248	05/10/50	553	532,661
Series 2017-CD05, Class A3	3.171	08/15/50	800	763,191
Series 2017-CD06, Class A4	3.190	11/13/50	1,650	1,593,379

CENT Trust, Series 2023-CITY, Class A, 144A, 1 Month SOFR + 2.620% (Cap N/A, Floor 2.620%)	6.926(c)	09/15/38	5,900	5,955,605
CFCRE Commercial Mortgage Trust, Series 2016-C07, Class A2	3.585	12/10/54	1,584	1,541,310
Citigroup Commercial Mortgage Trust,
Series 2016-C02, Class A3	2.575	08/10/49	2,898	2,823,935
Series 2017-C04, Class A3	3.209	10/12/50	957	919,697
Series 2017-P07, Class XC, IO	0.326(cc)	04/14/50	16,000	92,522
Series 2018-C06, Class A3	4.145	11/10/51	4,866	4,638,743
Series 2019-GC43, Class A3	2.782	11/10/52	9,999	8,964,315
Commercial Mortgage Trust,
Series 2014-CR15, Class XB, IO, 144A	0.016(cc)	02/10/47	121,492	1,215
Series 2016-COR01, Class A3	2.826	10/10/49	693	666,997
Series 2017-COR02, Class A2	3.239	09/10/50	9,978	9,616,364
Series 2024-277P, Class A, 144A	6.338	08/10/44	2,800	2,914,014
Series 2024-277P, Class X, IO, 144A	0.661(cc)	08/10/44	9,200	265,888

Credit Suisse Mortgage Trust, Series 2016-NXSR, Class A4	3.795(cc)	12/15/49	3,407	3,330,742
CSAIL Commercial Mortgage Trust,
Series 2018-CX12, Class A3	3.959	08/15/51	14,324	13,784,813
Series 2019-C15, Class A3	3.779	03/15/52	5,979	5,745,946

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)

DBWF Mortgage Trust, Series 2016-85T, Class D, 144A	3.808%(cc)	12/10/36	200	$180,884
Deutsche Bank Commercial Mortgage Trust,
Series 2016-C03, Class A4	2.632	08/10/49	284	275,962
Series 2017-C06, Class A4	3.071	06/10/50	600	572,179

Eleven Madison Mortgage Trust, Series 2015-11MD, Class C, 144A	3.555(cc)	09/10/35	250	241,451
FHLMC Multifamily Structured Pass-Through Certificates,
Series K069, Class X1, IO	0.340(cc)	09/25/27	6,238	50,896
Series K090, Class X1, IO	0.706(cc)	02/25/29	98,217	2,497,538
Series K093, Class X1, IO	0.941(cc)	05/25/29	12,551	420,582
Series K097, Class X1, IO	1.089(cc)	07/25/29	17,625	714,771
Series K101, Class X1, IO	0.831(cc)	10/25/29	18,716	611,698
Series K122, Class X1, IO	0.874(cc)	11/25/30	37,110	1,503,733
Series K1513, Class X1, IO	0.854(cc)	08/25/34	30,564	1,625,352
Series K735, Class X1, IO	0.958(cc)	05/25/26	8,142	65,844
Series Q001, Class XA, IO	2.088(cc)	02/25/32	12,351	799,004

GS Mortgage Securities Corp. Trust, Series 2024-RVR, Class A, 144A	5.372(cc)	08/10/41	12,200	12,094,626
GS Mortgage Securities Trust,
Series 2017-GS06, Class A2	3.164	05/10/50	762	731,805
Series 2017-GS07, Class A3	3.167	08/10/50	1,180	1,131,997
Series 2017-GS08, Class A3	3.205	11/10/50	1,400	1,347,927
Series 2019-GC38, Class A3	3.703	02/10/52	6,950	6,656,140

Hudson Yards Mortgage Trust, Series 2025-SPRL, Class A, 144A	5.467(cc)	01/13/40	7,110	7,188,293
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C25, Class A5	3.672	11/15/47	190	185,658
Series 2015-C29, Class A4	3.611	05/15/48	1,740	1,733,821
Series 2015-C30, Class A5	3.822	07/15/48	4,200	4,145,228
JPMDB Commercial Mortgage Securities Trust,
Series 2017-C05, Class A4	3.414	03/15/50	2,910	2,825,123
Series 2017-C07, Class A4	3.147	10/15/50	1,089	1,043,647

JPMorgan Chase Commercial Mortgage Securities Trust, Series 2018-AON, Class E, 144A	4.613(cc)	07/05/31	10,600	3,328,400
MHP, Series 2022-MHIL, Class E, 144A, 1 Month SOFR + 2.611% (Cap N/A, Floor 2.611%)	6.917(c)	01/15/27	2,917	2,906,225
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2016-C29, Class A3	3.058	05/15/49	2,464	2,427,506
Series 2016-C30, Class A4	2.600	09/15/49	5,320	5,147,865
Series 2017-C33, Class A4	3.337	05/15/50	1,200	1,165,906

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Commercial Mortgage-Backed Securities (Continued)
Morgan Stanley Capital I Trust,
Series 2015-UBS08, Class A3	3.540%	12/15/48		3,388	$3,357,698
Series 2017-H01, Class A4	3.259	06/15/50		1,100	1,072,599
Series 2017-HR02, Class A3	3.330	12/15/50		1,981	1,899,949
Series 2018-H04, Class A3	4.043	12/15/51		1,394	1,353,610
Series 2019-H06, Class A3	3.158	06/15/52		1,600	1,490,874
Series 2021-L07, Class A4	2.322	10/15/54		11,000	9,307,463

MSWF Commercial Mortgage Trust, Series 2023-01, Class A2	6.451	05/15/56		21,000	21,741,999
Natixis Commercial Mortgage Securities Trust, Series 2019-LVL, Class A, 144A	3.885	08/15/38		4,750	4,422,536
New York City Housing Development Corp., Series 2024-08SPR, Class A	5.458	12/15/43		15,150	15,285,360
ONE Mortgage Trust, Series 2021-PARK, Class D, 144A, 1 Month SOFR + 1.614% (Cap N/A, Floor 1.500%)	5.920(c)	03/15/36		5,000	4,789,063
ROCK Trust,
Series 2024-CNTR, Class A, 144A	5.388	11/13/41		11,500	11,555,453
Series 2024-CNTR, Class C, 144A	6.471	11/13/41		3,400	3,502,651
Series 2024-CNTR, Class D, 144A	7.109	11/13/41		7,820	8,099,143

Salus European Loan Conduit DAC (United Kingdom), Series 33A, Class A, 144A, SONIA + 1.969% (Cap 6.850%, Floor 1.500%)	6.697(c)	01/23/29	GBP	7,846	9,718,408
TCO Commercial Mortgage Trust, Series 2024-DPM, Class A, 144A, 1 Month SOFR + 1.243% (Cap N/A, Floor 1.243%)	5.549(c)	12/15/39		7,960	7,955,031
UBS Commercial Mortgage Trust,
Series 2017-C02, Class A3	3.225	08/15/50		457	441,338
Series 2017-C07, Class A3	3.418	12/15/50		1,477	1,415,632
Series 2018-C08, Class A3	3.720	02/15/51		2,160	2,090,231
Series 2018-C10, Class A3	4.048	05/15/51		1,392	1,348,713
Series 2018-C14, Class A3	4.180	12/15/51		2,399	2,338,575

WCORE Commercial Mortgage Trust, Series 2024-CORE, Class A, 144A, 1 Month SOFR + 1.492% (Cap N/A, Floor 1.492%)	5.798(c)	11/15/41		17,390	17,460,647
Wells Fargo Commercial Mortgage Trust,
Series 2016-LC24, Class A3	2.684	10/15/49		1,277	1,243,242
Series 2017-C39, Class A4	3.157	09/15/50		1,400	1,334,767
Series 2017-C40, Class A3	3.317	10/15/50		350	337,067
Series 2017-RB01, Class A4	3.374	03/15/50		632	612,083
Series 2018-C43, Class XB, IO	0.304(cc)	03/15/51		51,500	510,071
Series 2018-C46, Class XB, IO	0.363(cc)	08/15/51		104,789	1,265,904
Series 2020-C56, Class A4	2.194	06/15/53		3,300	2,916,818

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)
Wells Fargo Commercial Mortgage Trust, (cont’d.)
Series 2021-FCMT, Class E, 144A, 1 Month SOFR + 4.614% (Cap N/A, Floor 4.500%)	8.921%(c)	05/15/31	7,000	$6,982,772

Total Commercial Mortgage-Backed Securities (cost $649,772,028)				629,323,240
Corporate Bonds 24.7%
Aerospace & Defense 0.5%
BAE Systems Holdings, Inc. (United Kingdom), Gtd. Notes, 144A	3.850	12/15/25	30	29,781
Boeing Co. (The),
Sr. Unsec’d. Notes	2.196	02/04/26	8,863	8,633,932
Sr. Unsec’d. Notes	2.250	06/15/26	80	77,116
Sr. Unsec’d. Notes	2.750	02/01/26	90	88,147
Sr. Unsec’d. Notes	3.250	02/01/28	9,944	9,433,434
Sr. Unsec’d. Notes	3.625	02/01/31	3,940	3,597,717
Sr. Unsec’d. Notes(a)	6.298	05/01/29	2,225	2,313,192
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A	6.000	02/15/28	125	124,332
Sr. Unsec’d. Notes, 144A	7.125	06/15/26	558	560,092
Sr. Unsec’d. Notes, 144A	7.500	02/01/29	125	130,156
Sr. Unsec’d. Notes, 144A	7.875	04/15/27	3,594	3,602,985
L3Harris Technologies, Inc.,
Sr. Unsec’d. Notes	3.832	04/27/25	115	114,788
Sr. Unsec’d. Notes	4.400	06/15/28	50	49,321
RTX Corp.,
Sr. Unsec’d. Notes	3.125	05/04/27	20	19,344
Sr. Unsec’d. Notes	7.200	08/15/27	30	31,835
				28,806,172
Agriculture 0.2%
BAT Capital Corp. (United Kingdom), Gtd. Notes	2.259	03/25/28	140	129,310
BAT International Finance PLC (United Kingdom), Gtd. Notes	4.448	03/16/28	70	69,036
Imperial Brands Finance PLC (United Kingdom), Gtd. Notes, 144A, MTN	5.500	02/01/30	11,200	11,306,248
				11,504,594

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Airlines 0.1%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., Sr. Sec’d. Notes, 144A	5.750%	04/20/29	1,400	$1,396,374
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., Sr. Sec’d. Notes, 144A	6.500	06/20/27	168	168,805
Southwest Airlines Co., Sr. Unsec’d. Notes	5.125	06/15/27	3,365	3,384,176
United Airlines 2014-1 Class A Pass-Through Trust, Pass-Through Certificates	4.000	10/11/27	77	76,114
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A	4.375	04/15/26	2,370	2,337,670
Sr. Sec’d. Notes, 144A	4.625	04/15/29	749	719,349
				8,082,488
Apparel 0.0%
Hanesbrands, Inc., Gtd. Notes, 144A	4.875	05/15/26	825	818,043
Auto Manufacturers 0.9%
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes	2.900	02/16/28	575	533,500
Sr. Unsec’d. Notes	4.134	08/04/25	925	920,295
Sr. Unsec’d. Notes	4.950	05/28/27	3,000	2,977,860
Sr. Unsec’d. Notes	5.800	03/08/29	8,480	8,498,568
Sr. Unsec’d. Notes	5.875	11/07/29	6,800	6,808,101
Sr. Unsec’d. Notes	6.800	05/12/28	3,050	3,159,322
Sr. Unsec’d. Notes	6.950	03/06/26	1,275	1,298,243
General Motors Financial Co., Inc.,
Gtd. Notes	3.850	01/05/28	35	33,940
Sr. Unsec’d. Notes	1.500	06/10/26	335	320,562
Sr. Unsec’d. Notes	2.400	04/10/28	6,635	6,120,619
Sr. Unsec’d. Notes	5.000	04/09/27	70	70,118
Sr. Unsec’d. Notes	5.350	07/15/27	1,177	1,188,703
Sr. Unsec’d. Notes	5.400	04/06/26	335	337,155
Sr. Unsec’d. Notes	6.050	10/10/25	75	75,599
Hyundai Capital America,
Sr. Unsec’d. Notes, 144A	2.375	10/15/27	55	51,450
Sr. Unsec’d. Notes, 144A	3.500	11/02/26	105	102,590
Sr. Unsec’d. Notes, 144A(a)	4.550	09/26/29	4,180	4,069,857
Sr. Unsec’d. Notes, 144A	5.600	03/30/28	30	30,439
Sr. Unsec’d. Notes, 144A, MTN	1.500	06/15/26	25	23,898

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Auto Manufacturers (cont’d.)
Hyundai Capital America, (cont’d.)
Sr. Unsec’d. Notes, 144A, MTN	1.800%	01/10/28	15	$13,679
Sr. Unsec’d. Notes, 144A, MTN	2.000	06/15/28	30	27,170

Nissan Motor Acceptance Co. LLC, Sr. Unsec’d. Notes, 144A, MTN	5.300	09/13/27	7,365	7,268,791
Toyota Motor Credit Corp., Sr. Unsec’d. Notes, EMTN	4.050(c)(cc)	10/24/25	3,500	3,483,952
Volkswagen Group of America Finance LLC (Germany),
Gtd. Notes, 144A	1.250	11/24/25	200	194,218
Gtd. Notes, 144A(a)	4.950	08/15/29	5,520	5,417,052
				53,025,681
Auto Parts & Equipment 0.2%
Aptiv Swiss Holdings Ltd.,
Gtd. Notes	4.650	09/13/29	1,795	1,748,511
Gtd. Notes	6.875(ff)	12/15/54	650	647,434

Clarios Global LP/Clarios US Finance Co., Sr. Sec’d. Notes, 144A	6.750	02/15/30	500	507,845
Dana Financing Luxembourg Sarl, Gtd. Notes, 144A(a)	5.750	04/15/25	850	850,000
Phinia, Inc., Sr. Sec’d. Notes, 144A	6.750	04/15/29	755	775,987
Tenneco, Inc., Sr. Sec’d. Notes, 144A	8.000	11/17/28	7,300	6,963,015
				11,492,792
Banks 6.8%
ABN AMRO Bank NV (Netherlands), Sr. Non-Preferred Notes, 144A, MTN	6.575(ff)	10/13/26	10,700	10,808,880
Banco do Brasil SA (Brazil), Sr. Unsec’d. Notes, 144A(a)	4.875	01/11/29	1,250	1,199,063
Banco Santander SA (Spain),
Sr. Non-Preferred Notes	5.538(ff)	03/14/30	2,800	2,821,185
Sr. Non-Preferred Notes	5.552(ff)	03/14/28	13,600	13,717,164
Bank of America Corp.,
Sr. Unsec’d. Notes	2.572(ff)	10/20/32	2,485	2,111,472
Sr. Unsec’d. Notes	2.592(ff)	04/29/31	5,690	5,042,093
Sr. Unsec’d. Notes	2.687(ff)	04/22/32	2,780	2,407,695
Sr. Unsec’d. Notes, GMTN	3.593(ff)	07/21/28	530	514,253
Sr. Unsec’d. Notes, MTN	1.898(ff)	07/23/31	1,665	1,412,423

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)
Bank of America Corp., (cont’d.)
Sr. Unsec’d. Notes, MTN	2.496%(ff)	02/13/31	1,615	$1,429,717
Sr. Unsec’d. Notes, MTN	3.194(ff)	07/23/30	1,350	1,250,510
Sr. Unsec’d. Notes, MTN	3.824(ff)	01/20/28	675	662,774
Sr. Unsec’d. Notes, MTN	4.271(ff)	07/23/29	2,325	2,272,492
Sr. Unsec’d. Notes, Series N(a)	2.651(ff)	03/11/32	8,620	7,472,601
Sub. Notes, MTN	4.450	03/03/26	6,500	6,481,666
Sub. Notes, Series L, MTN	3.950	04/21/25	300	299,432

Bank of New York Mellon Corp. (The), Jr. Sub. Notes, Series F	4.625(ff)	09/20/26(oo)	125	123,100
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes	3.650	03/16/25	200	199,705
Sr. Unsec’d. Notes(a)	4.837(ff)	09/10/28	11,045	10,994,334
Sr. Unsec’d. Notes	5.829(ff)	05/09/27	335	338,867
BNP Paribas SA (France),
Sr. Non-Preferred Notes, 144A	2.871(ff)	04/19/32	4,415	3,803,266
Sr. Non-Preferred Notes, 144A, MTN	3.500	11/16/27	4,255	4,087,211
Sr. Preferred Notes, 144A	5.176(ff)	01/09/30	5,230	5,242,284

BPCE SA (France), Sr. Non-Preferred Notes, 144A, MTN	5.975(ff)	01/18/27	10,000	10,082,684
Cassa Depositi e Prestiti SpA (Italy),
Sr. Unsec’d. Notes, 144A	5.750	05/05/26	6,201	6,252,539
Sr. Unsec’d. Notes, 144A	5.875	04/30/29	2,000	2,036,226
Citigroup, Inc.,
Jr. Sub. Notes, Series CC	7.125(ff)	08/15/29(oo)	8,075	8,274,992
Jr. Sub. Notes, Series X	3.875(ff)	02/18/26(oo)	6,615	6,483,750
Sr. Unsec’d. Notes	2.561(ff)	05/01/32	2,685	2,292,159
Sr. Unsec’d. Notes	2.666(ff)	01/29/31	1,415	1,258,681
Sr. Unsec’d. Notes	3.200	10/21/26	2,495	2,434,216
Sr. Unsec’d. Notes	4.542(ff)	09/19/30	24,120	23,515,491
Sub. Notes	4.125	07/25/28	1,260	1,229,834
Sub. Notes	4.300	11/20/26	335	332,578
Sub. Notes	4.400	06/10/25	210	209,584
Sub. Notes	4.450	09/29/27	6,500	6,427,831
Sub. Notes	4.600	03/09/26	165	164,863

Credit Agricole SA (France), Sr. Non-Preferred Notes, 144A	5.230(ff)	01/09/29	12,850	12,893,013
Danske Bank A/S (Denmark), Sr. Preferred Notes, 144A, MTN	6.259(ff)	09/22/26	3,910	3,941,089
Deutsche Bank AG (Germany),
Sr. Non-Preferred Notes	4.999(ff)	09/11/30	6,205	6,104,807
Sr. Non-Preferred Notes	6.819(ff)	11/20/29	6,360	6,685,046

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)

Development Bank of Japan, Inc. (Japan), Gov’t. Gtd. Notes, EMTN	2.750%	09/16/25	2,000	$1,977,427
Freedom Mortgage Corp., Sr. Unsec’d. Notes, 144A	12.000	10/01/28	450	490,323
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series V	4.125(ff)	11/10/26(oo)	3,095	2,994,013
Sr. Unsec’d. Notes(a)	2.383(ff)	07/21/32	9,335	7,855,625
Sr. Unsec’d. Notes	2.615(ff)	04/22/32	2,640	2,267,151
Sr. Unsec’d. Notes(a)	3.102(ff)	02/24/33	3,523	3,061,151
Sr. Unsec’d. Notes	3.814(ff)	04/23/29	275	265,701
Sr. Unsec’d. Notes	3.850	01/26/27	800	787,109
Sr. Unsec’d. Notes	4.223(ff)	05/01/29	1,075	1,050,917
Sr. Unsec’d. Notes	4.692(ff)	10/23/30	7,200	7,063,937
Sr. Unsec’d. Notes	6.484(ff)	10/24/29	8,600	9,028,028
Sr. Unsec’d. Notes, MTN	4.800	07/08/44	125	111,489

Hamburg Commercial Bank AG (Germany), Sub. Notes, EMTN, SOFR + 0.667%	5.048(c)	03/21/31	5,000	4,750,098
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series HH	4.600(ff)	02/01/25(oo)	2,260	2,260,000
Jr. Sub. Notes, Series II	4.000(ff)	04/01/25(oo)	4,510	4,506,946
Sr. Unsec’d. Notes	2.069(ff)	06/01/29	6,015	5,497,819
Sr. Unsec’d. Notes	2.545(ff)	11/08/32	6,175	5,243,878
Sr. Unsec’d. Notes(a)	2.580(ff)	04/22/32	6,395	5,533,964
Sr. Unsec’d. Notes(a)	2.963(ff)	01/25/33	2,690	2,336,682
Sr. Unsec’d. Notes	3.509(ff)	01/23/29	375	361,409
Sr. Unsec’d. Notes	3.782(ff)	02/01/28	4,500	4,415,113
Sr. Unsec’d. Notes	4.005(ff)	04/23/29	1,550	1,509,816
Sr. Unsec’d. Notes	4.452(ff)	12/05/29	6,920	6,809,951
Sr. Unsec’d. Notes	5.581(ff)	04/22/30	5,985	6,106,210

KBC Group NV (Belgium), Sr. Unsec’d. Notes, 144A	4.932(ff)	10/16/30	5,005	4,943,495
KeyCorp, Sr. Unsec’d. Notes, MTN	2.550	10/01/29	2,460	2,196,148
Lloyds Banking Group PLC (United Kingdom), Sr. Unsec’d. Notes	3.750	01/11/27	800	784,445
Mitsubishi UFJ Financial Group, Inc. (Japan), Sr. Unsec’d. Notes	2.309(ff)	07/20/32	6,285	5,283,324
Mizuho Financial Group, Inc. (Japan), Sub. Notes, 144A	4.353	10/20/25	335	333,383
Morgan Stanley,
Sr. Unsec’d. Notes	4.654(ff)	10/18/30	7,910	7,754,507
Sr. Unsec’d. Notes, GMTN	2.239(ff)	07/21/32	7,920	6,613,191

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)
Morgan Stanley, (cont’d.)
Sr. Unsec’d. Notes, GMTN	3.772%(ff)	01/24/29	4,280	$4,147,141
Sr. Unsec’d. Notes, GMTN	4.431(ff)	01/23/30	1,150	1,124,755
Sr. Unsec’d. Notes, MTN	1.794(ff)	02/13/32	3,295	2,712,889
Sr. Unsec’d. Notes, MTN	1.928(ff)	04/28/32	3,905	3,220,698
Sr. Unsec’d. Notes, MTN	2.511(ff)	10/20/32	1,680	1,419,179
Sr. Unsec’d. Notes, MTN	3.591(ff)(cc)	07/22/28	640	619,372
Sub. Notes, GMTN	4.350	09/08/26	5,505	5,467,348
Sub. Notes, MTN	5.000	11/24/25	175	175,430

PNC Bank NA, Sub. Notes	4.050	07/26/28	350	339,717
Rheinland-Pfalz Bank (Germany), Sub. Notes, 144A	6.875(c)	02/23/28	10,000	10,464,496
Santander UK Group Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	1.673(ff)	06/14/27	335	319,877
Societe Generale SA (France),
Sr. Non-Preferred Notes, 144A, MTN	5.250	02/19/27	8,055	8,055,938
Sr. Non-Preferred Notes, 144A, MTN	5.500(ff)	04/13/29	11,465	11,464,399

Truist Financial Corp., Sr. Unsec’d. Notes, MTN	7.161(ff)	10/30/29	3,365	3,600,731
UBS Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A	2.193(ff)	06/05/26	1,970	1,952,300
Sr. Unsec’d. Notes, 144A(a)	3.091(ff)	05/14/32	3,510	3,077,045
Sr. Unsec’d. Notes, 144A, SOFR + 1.580%	6.062(c)	05/12/26	5,085	5,098,730

UniCredit SpA (Italy), Sr. Non-Preferred Notes, 144A	2.569(ff)	09/22/26	1,180	1,160,629
Wells Fargo & Co.,
Sr. Unsec’d. Notes	6.303(ff)	10/23/29	11,845	12,355,855
Sr. Unsec’d. Notes, MTN	2.572(ff)	02/11/31	2,575	2,282,635
Sr. Unsec’d. Notes, MTN	5.707(ff)	04/22/28	17,850	18,146,216
				396,710,200
Beverages 0.0%
Constellation Brands, Inc., Sr. Unsec’d. Notes	5.000	02/02/26	40	39,986
Biotechnology 0.0%
Amgen, Inc.,
Sr. Unsec’d. Notes	2.200	02/21/27	30	28,547
Sr. Unsec’d. Notes	3.125	05/01/25	280	278,962

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Biotechnology (cont’d.)
Amgen, Inc., (cont’d.)
Sr. Unsec’d. Notes	5.150%	03/02/28		335	$338,835

Baxalta, Inc., Gtd. Notes	4.000	06/23/25		925	922,392
					1,568,736
Building Materials 0.3%
Camelot Return Merger Sub, Inc., Sr. Sec’d. Notes, 144A	8.750	08/01/28		2,775	2,726,438
CEMEX Materials LLC (Mexico), Gtd. Notes	7.700	07/21/25		1,800	1,816,110
Cemex SAB de CV (Mexico), Gtd. Notes	3.125	03/19/26	EUR	1,000	1,026,507
JELD-WEN, Inc., Gtd. Notes, 144A	4.875	12/15/27		2,239	2,160,477
Lennox International, Inc., Gtd. Notes	1.700	08/01/27		30	27,801
Quikrete Holdings, Inc., Sr. Sec’d. Notes, 144A	6.375	03/01/32		2,100	2,109,156
Standard Industries, Inc., Sr. Unsec’d. Notes, 144A	4.750	01/15/28		2,000	1,944,608
Vulcan Materials Co., Sr. Unsec’d. Notes	4.950	12/01/29		7,580	7,577,182
					19,388,279
Chemicals 0.4%
Braskem Netherlands Finance BV (Brazil),
Gtd. Notes	4.500	01/10/28		2,000	1,860,600
Gtd. Notes, 144A	4.500	01/10/28		900	837,270
Gtd. Notes, 144A	4.500	01/31/30		1,457	1,246,536
Gtd. Notes, 144A	8.500	01/12/31		2,867	2,917,603

Celanese US Holdings LLC, Gtd. Notes	6.600(c)	11/15/28		1,050	1,079,355
FMC Corp., Sr. Unsec’d. Notes	5.150	05/18/26		70	70,256
LYB International Finance III LLC, Gtd. Notes	1.250	10/01/25		185	180,625
Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes	3.000	04/01/25		35	34,900
Sr. Unsec’d. Notes	4.900	03/27/28		335	335,671
Sr. Unsec’d. Notes	5.950	11/07/25		20	20,186

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Chemicals (cont’d.)
OCP SA (Morocco),
Sr. Unsec’d. Notes, 144A(a)	3.750%	06/23/31	407	$354,599
Sr. Unsec’d. Notes, 144A	6.750	05/02/34	3,296	3,353,680
Olympus Water US Holding Corp.,
Sr. Sec’d. Notes, 144A	9.750	11/15/28	3,875	4,105,415
Sr. Unsec’d. Notes, 144A	6.250	10/01/29	1,000	959,814
Sasol Financing USA LLC (South Africa),
Gtd. Notes	4.375	09/18/26	1,020	979,843
Gtd. Notes	6.500	09/27/28	600	576,294
Sherwin-Williams Co. (The),
Sr. Unsec’d. Notes	3.450	08/01/25	85	84,455
Sr. Unsec’d. Notes	3.450	06/01/27	45	43,834

Solvay Finance America LLC (Belgium), Gtd. Notes, 144A	5.650	06/04/29	5,705	5,798,831
Yara International ASA (Brazil), Sr. Unsec’d. Notes, 144A	3.800	06/06/26	335	329,653
				25,169,420
Coal 0.1%
Conuma Resources Ltd. (Canada), Sr. Sec’d. Notes, 144A	13.125	05/01/28	1,852	1,884,410
Coronado Finance Pty Ltd. (Australia), Sr. Sec’d. Notes, 144A	9.250	10/01/29	2,725	2,786,312
				4,670,722
Commercial Services 0.7%
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Unsec’d. Notes, 144A	6.000	06/01/29	1,800	1,664,799
Sr. Unsec’d. Notes, 144A	9.750	07/15/27	2,028	2,040,416
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl,
Sr. Sec’d. Notes, 144A	4.625	06/01/28	1,000	952,500
Sr. Sec’d. Notes, 144A	4.625	06/01/28	1,925	1,828,750

Alta Equipment Group, Inc., Sec’d. Notes, 144A	9.000	06/01/29	1,610	1,558,961
AMN Healthcare, Inc.,
Gtd. Notes, 144A(a)	4.000	04/15/29	5,275	4,801,550
Gtd. Notes, 144A	4.625	10/01/27	4,356	4,218,277

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Commercial Services (cont’d.)

Belron UK Finance PLC (United Kingdom), Sr. Sec’d. Notes, 144A	5.750%	10/15/29		1,400	$1,384,250
Boost Newco Borrower LLC, Sr. Sec’d. Notes, 144A	7.500	01/15/31		350	366,579
Brink’s Co. (The), Gtd. Notes, 144A	4.625	10/15/27		2,246	2,193,230
Carriage Services, Inc., Gtd. Notes, 144A	4.250	05/15/29		2,500	2,291,108
Central Nippon Expressway Co. Ltd. (Japan),
Sr. Unsec’d. Notes	0.886	09/29/25		6,000	5,846,137
Sr. Unsec’d. Notes	0.894	12/10/25		3,643	3,525,571

DCLI Bidco LLC, Second Mortgage, 144A	7.750	11/15/29		835	859,181
DP World Ltd. (United Arab Emirates), Sr. Unsec’d. Notes, 144A	2.375	09/25/26	EUR	1,614	1,646,632
Equifax, Inc., Sr. Unsec’d. Notes	5.100	06/01/28		330	332,086
ERAC USA Finance LLC, Gtd. Notes, 144A	4.600	05/01/28		335	333,329
Georgetown University (The), Unsec’d. Notes, Series A	5.215	10/01/2118		785	691,883
Global Payments, Inc.,
Sr. Unsec’d. Notes	2.150	01/15/27		80	76,092
Sr. Unsec’d. Notes	2.650	02/15/25		45	44,947
Sr. Unsec’d. Notes	4.450	06/01/28		85	83,597

Mavis Tire Express Services Topco Corp., Sr. Unsec’d. Notes, 144A	6.500	05/15/29		2,450	2,378,290
United Rentals North America, Inc., Gtd. Notes	5.500	05/15/27		320	319,824
Williams Scotsman, Inc., Sr. Sec’d. Notes, 144A	6.625	06/15/29		2,525	2,588,752
					42,026,741
Computers 0.2%
Dell International LLC/EMC Corp., Sr. Unsec’d. Notes	6.020	06/15/26		125	126,729
Genpact Luxembourg Sarl/Genpact USA, Inc., Gtd. Notes	1.750	04/10/26		170	163,594
Hewlett Packard Enterprise Co., Sr. Unsec’d. Notes	4.450	09/25/26		8,165	8,131,807

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Computers (cont’d.)
Leidos, Inc., Gtd. Notes	3.625%	05/15/25	175	$174,336
NCR Atleos Corp., Sr. Sec’d. Notes, 144A	9.500	04/01/29	971	1,057,888
				9,654,354
Distribution/Wholesale 0.2%
H&E Equipment Services, Inc., Gtd. Notes, 144A	3.875	12/15/28	9,219	9,204,179
Ritchie Bros Holdings, Inc. (Canada), Sr. Sec’d. Notes, 144A	6.750	03/15/28	175	178,938
				9,383,117
Diversified Financial Services 0.9%
American Express Co., Sr. Unsec’d. Notes	6.338(ff)	10/30/26	8,335	8,431,317
Blackstone Private Credit Fund, Sr. Sec’d. Notes^	5.610	05/03/27	2,925	2,897,838
Cantor Fitzgerald LP, Sr. Unsec’d. Notes, 144A	7.200	12/12/28	2,880	3,019,481
Capital One Financial Corp.,
Sr. Unsec’d. Notes	4.927(ff)	05/10/28	35	34,969
Sr. Unsec’d. Notes	4.985(ff)	07/24/26	95	95,102
Sr. Unsec’d. Notes	7.149(ff)	10/29/27	4,450	4,615,586

CPPIB Capital, Inc. (Canada), Gtd. Notes, 144A, MTN	2.750	11/02/27	250	239,170
Greystone Commercial Capital Trust, Sr. Unsec’d. Notes, Series A, 144A, 1 Month LIBOR + 2.270%^(x)	7.230(c)	05/31/25(d)	9,290	8,268,206
LPL Holdings, Inc.,
Gtd. Notes(a)	5.700	05/20/27	3,040	3,082,731
Gtd. Notes	6.750	11/17/28	1,710	1,802,801
Gtd. Notes, 144A	4.625	11/15/27	110	107,973

Nationstar Mortgage Holdings, Inc., Gtd. Notes, 144A	6.000	01/15/27	425	424,463
OMERS Finance Trust (Canada), Gtd. Notes, 144A	5.500	11/15/33	7,850	8,078,940
OneMain Finance Corp.,
Gtd. Notes	3.875	09/15/28	800	747,200
Gtd. Notes	6.625	05/15/29	3,075	3,123,738

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Diversified Financial Services (cont’d.)

PennyMac Financial Services, Inc., Gtd. Notes, 144A	4.250%	02/15/29		4,575	$4,282,178
Power Finance Corp. Ltd. (India),
Sr. Unsec’d. Notes, 144A, MTN	6.150	12/06/28		200	205,924
Sr. Unsec’d. Notes, GMTN	1.841	09/21/28	EUR	1,460	1,401,645

Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., Gtd. Notes, 144A	2.875	10/15/26		2,500	2,384,736
					53,243,998
Electric 1.7%
AEP Texas, Inc., Sr. Unsec’d. Notes	3.950	06/01/28		35	33,892
AES Corp. (The),
Sr. Unsec’d. Notes	1.375	01/15/26		30	29,028
Sr. Unsec’d. Notes	5.450	06/01/28		250	251,993

Algonquin Power & Utilities Corp. (Canada), Sr. Unsec’d. Notes	5.365(c)	06/15/26		3,220	3,233,769
Alliant Energy Finance LLC, Gtd. Notes, 144A	5.400	06/06/27		3,965	3,993,083
Ameren Corp., Sr. Unsec’d. Notes	3.650	02/15/26		170	168,110
Black Hills Corp., Sr. Unsec’d. Notes	5.950	03/15/28		25	25,775
Calpine Corp.,
Sr. Unsec’d. Notes, 144A	4.625	02/01/29		2,375	2,273,108
Sr. Unsec’d. Notes, 144A	5.000	02/01/31		1,950	1,862,700

CenterPoint Energy, Inc., Sr. Unsec’d. Notes	1.450	06/01/26		25	23,948
Comision Federal de Electricidad (Mexico), Gtd. Notes, 144A	4.688	05/15/29		3,011	2,828,985
DTE Energy Co., Sr. Unsec’d. Notes, Series F	1.050	06/01/25		155	153,097
Duke Energy Corp., Sr. Unsec’d. Notes	4.300	03/15/28		115	113,496
Edison International,
Sr. Unsec’d. Notes	4.700	08/15/25		10,000	9,948,097
Sr. Unsec’d. Notes	4.950	04/15/25		55	54,899

Electricite de France SA (France), Sr. Unsec’d. Notes, 144A	3.625	10/13/25		305	302,299

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Electric (cont’d.)

Enel Finance International NV (Italy), Gtd. Notes, 144A	5.125%	06/26/29	12,260	$12,252,676
Entergy Corp., Sr. Unsec’d. Notes	0.900	09/15/25	35	34,191
Eskom Holdings SOC Ltd. (South Africa),
Gov’t. Gtd. Notes, 144A, MTN	6.350	08/10/28	2,389	2,368,096
Gov’t. Gtd. Notes, MTN	6.350	08/10/28	213	211,136
Sr. Unsec’d. Notes	7.125	02/11/25	3,300	3,297,030
Sr. Unsec’d. Notes, 144A	7.125	02/11/25	1,475	1,473,673
Sr. Unsec’d. Notes, 144A, MTN	8.450	08/10/28	745	772,938
Sr. Unsec’d. Notes, MTN	8.450	08/10/28	3,825	3,968,438
Eversource Energy,
Sr. Unsec’d. Notes	2.900	03/01/27	125	120,298
Sr. Unsec’d. Notes	4.750	05/15/26	160	159,882
Sr. Unsec’d. Notes	5.450	03/01/28	150	152,165
Sr. Unsec’d. Notes, Series M	3.300	01/15/28	25	23,915

FirstEnergy Pennsylvania Electric Co., Sr. Unsec’d. Notes, 144A	3.250	03/15/28	90	85,917
Hydro-Quebec (Canada),
Local Gov’t. Gtd. Notes, Series B, MTN	6.270	01/03/26	85	85,723
Local Gov’t. Gtd. Notes, Series FSA	8.250	04/15/26	445	462,707
Local Gov’t. Gtd. Notes, Series FSA	8.625	06/15/29	108	123,540
Local Gov’t. Gtd. Notes, Series GH	8.250	04/15/26	314	326,494
Local Gov’t. Gtd. Notes, Series GQ	8.250	01/15/27	670	708,174
Local Gov’t. Gtd. Notes, Series HH	8.500	12/01/29	1,158	1,328,799
Local Gov’t. Gtd. Notes, Series MBIA	8.250	01/15/27	395	417,506

Israel Electric Corp. Ltd. (Israel), Sr. Sec’d. Notes, 144A, GMTN	4.250	08/14/28	4,320	4,128,624
MVM Energetika Zrt (Hungary), Sr. Unsec’d. Notes	7.500	06/09/28	4,980	5,202,556
Narragansett Electric Co. (The), Sr. Unsec’d. Notes, 144A	3.395	04/09/30	1,640	1,516,704
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes	3.550	05/01/27	335	326,881
Gtd. Notes	4.625	07/15/27	185	184,868
Gtd. Notes	6.051	03/01/25	335	335,317
NRG Energy, Inc.,
Gtd. Notes	5.750	01/15/28	4,350	4,353,557
Gtd. Notes, 144A	5.250	06/15/29	625	609,405
Pacific Gas & Electric Co.,
First Mortgage	3.150	01/01/26	75	73,608
First Mortgage	3.300	12/01/27	175	165,463

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Electric (cont’d.)
Pacific Gas & Electric Co., (cont’d.)
First Mortgage	4.950%	06/08/25		45	$44,873

Perusahaan Perseroan Persero PT Perusahaan Listrik Negara (Indonesia), Sr. Unsec’d. Notes	2.875	10/25/25	EUR	1,000	1,034,158
Pinnacle West Capital Corp., Sr. Unsec’d. Notes	1.300	06/15/25		335	330,558
Public Service Enterprise Group, Inc., Sr. Unsec’d. Notes	0.800	08/15/25		20	19,585
Sempra, Sr. Unsec’d. Notes	4.000	02/01/48		580	428,614
Southern Co. (The),
Sr. Unsec’d. Notes	3.250	07/01/26		220	215,911
Sr. Unsec’d. Notes	5.150	10/06/25		335	336,066
Vistra Corp.,
Jr. Sub. Notes, 144A	7.000(ff)	12/15/26(oo)		1,425	1,428,478
Jr. Sub. Notes, 144A	8.000(ff)	10/15/26(oo)		5,125	5,241,174
Vistra Operations Co. LLC,
Gtd. Notes, 144A	4.375	05/01/29		1,200	1,139,009
Gtd. Notes, 144A	5.000	07/31/27		3,291	3,247,136
Gtd. Notes, 144A	5.500	09/01/26		1,000	999,856
Gtd. Notes, 144A	5.625	02/15/27		4,600	4,592,492
Sr. Sec’d. Notes, 144A	3.700	01/30/27		30	29,226
Sr. Sec’d. Notes, 144A	5.125	05/13/25		9,530	9,524,007
WEC Energy Group, Inc.,
Sr. Unsec’d. Notes	4.750	01/09/26		45	45,061
Sr. Unsec’d. Notes	5.000	09/27/25		85	85,154

Xcel Energy, Inc., Sr. Unsec’d. Notes	4.000	06/15/28		60	58,177
					99,366,095
Electrical Components & Equipment 0.1%
WESCO Distribution, Inc.,
Gtd. Notes, 144A	6.375	03/15/29		730	743,037
Gtd. Notes, 144A(a)	6.625	03/15/32		540	552,449
Gtd. Notes, 144A	7.250	06/15/28		2,425	2,470,361
					3,765,847

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Electronics 0.0%
Amphenol Corp., Sr. Unsec’d. Notes	4.750%	03/30/26		45	$45,033
TD SYNNEX Corp., Sr. Unsec’d. Notes	1.750	08/09/26		30	28,620
					73,653
Engineering & Construction 0.3%
Cellnex Finance Co. SA (Spain), Gtd. Notes, EMTN	2.000	02/15/33	EUR	3,800	3,528,828
Cellnex Telecom SA (Spain), Sr. Unsec’d. Notes, EMTN	1.750	10/23/30	EUR	2,400	2,284,504
GMR Hyderabad International Airport Ltd. (India), Sr. Sec’d. Notes, 144A	4.250	10/27/27		200	190,860
MasTec, Inc., Sr. Unsec’d. Notes	5.900	06/15/29		920	937,726
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes	4.250	10/31/26		3,509	3,423,415
Sr. Sec’d. Notes, 144A	3.875	04/30/28		1,560	1,460,644
Sr. Sec’d. Notes, 144A	4.250	10/31/26		3,796	3,703,415

TopBuild Corp., Gtd. Notes, 144A	3.625	03/15/29		2,900	2,681,453
					18,210,845
Entertainment 0.4%
Caesars Entertainment, Inc., Gtd. Notes, 144A(a)	4.625	10/15/29		6,055	5,707,963
CCM Merger, Inc., Sr. Unsec’d. Notes, 144A	6.375	05/01/26		2,925	2,921,760
Codere Finance 2 Luxembourg SA (Spain), Sr. Sec’d. Notes, PIK 11.000%^	11.000	12/31/28	EUR	437	461,892
International Game Technology PLC, Sr. Sec’d. Notes, 144A	4.125	04/15/26		1,815	1,792,312
Jacobs Entertainment, Inc., Sr. Unsec’d. Notes, 144A	6.750	02/15/29		3,400	3,340,315
Penn Entertainment, Inc., Sr. Unsec’d. Notes, 144A	5.625	01/15/27		4,250	4,211,848
Warnermedia Holdings, Inc.,
Gtd. Notes	5.050	03/15/42		2,745	2,209,079
Gtd. Notes	5.141	03/15/52		3,750	2,797,289
					23,442,458

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Foods 0.8%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC, Gtd. Notes, 144A	6.500%	02/15/28		1,750	$1,782,549
B&G Foods, Inc., Gtd. Notes	5.250	09/15/27		4,400	4,176,443
Bellis Acquisition Co. PLC (United Kingdom), Sr. Sec’d. Notes, 144A	8.125	05/14/30	GBP	8,420	9,974,649
Bellis Finco PLC (United Kingdom), Sr. Unsec’d. Notes, 144A	4.000	02/16/27	GBP	3,200	3,739,539
General Mills, Inc., Sr. Unsec’d. Notes	4.000	04/17/25		40	39,942
JBS USA Holding Lux Sarl/JBS USA Food Co./JBS Lux Co. Sarl, Gtd. Notes	3.000	02/02/29		3,680	3,386,573
Kellanova, Sr. Unsec’d. Notes	4.300	05/15/28		13,929	13,730,685
Kraft Heinz Foods Co., Gtd. Notes	3.000	06/01/26		335	327,722
Kroger Co. (The), Sr. Unsec’d. Notes	2.650	10/15/26		335	323,953
Lamb Weston Holdings, Inc., Gtd. Notes, 144A	4.125	01/31/30		2,025	1,873,744
McCormick & Co., Inc., Sr. Unsec’d. Notes	0.900	02/15/26		15	14,441
US Foods, Inc., Gtd. Notes, 144A	4.750	02/15/29		6,000	5,793,800
					45,164,040
Gas 0.1%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes	5.750	05/20/27		1,075	1,024,062
Sr. Unsec’d. Notes	5.875	08/20/26		2,000	1,985,749

Brooklyn Union Gas Co. (The), Sr. Unsec’d. Notes, 144A	3.407	03/10/26		25	24,567
NiSource, Inc., Sr. Unsec’d. Notes	5.200	07/01/29		4,720	4,760,687
					7,795,065
Healthcare-Products 0.0%
Medline Borrower LP, Sr. Sec’d. Notes, 144A	3.875	04/01/29		820	765,751

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Healthcare-Products (cont’d.)
Stryker Corp., Sr. Unsec’d. Notes	2.125%	11/30/27	EUR	430	$437,392
Thermo Fisher Scientific, Inc., Sr. Unsec’d. Notes, EMTN	1.500	10/01/39	EUR	800	635,406
Zimmer Biomet Holdings, Inc., Sr. Unsec’d. Notes	3.550	04/01/25		80	79,819
					1,918,368
Healthcare-Services 0.4%
Advocate Health & Hospitals Corp., Sr. Unsec’d. Notes	3.829	08/15/28		1,175	1,140,488
Cigna Group (The),
Gtd. Notes	3.400	03/01/27		25	24,351
Sr. Unsec’d. Notes	5.685	03/15/26		65	64,992

DaVita, Inc., Gtd. Notes, 144A	4.625	06/01/30		3,725	3,463,459
Elevance Health, Inc., Sr. Unsec’d. Notes	4.900	02/08/26		335	334,942
HCA, Inc.,
Gtd. Notes	3.125	03/15/27		70	67,526
Gtd. Notes	5.250	04/15/25		15	15,001
Gtd. Notes	5.250	06/15/26		335	336,013
Gtd. Notes	5.375	02/01/25		275	275,000
Gtd. Notes	5.375	09/01/26		290	291,314
Gtd. Notes	5.625	09/01/28		335	340,065

Health Care Service Corp. A Mutual Legal Reserve Co., Sr. Unsec’d. Notes, 144A	5.200	06/15/29		1,450	1,460,007
Indiana University Health, Inc. Obligated Group, Sec’d. Notes	3.970	11/01/48		800	632,329
IQVIA, Inc.,
Gtd. Notes	2.250	03/15/29	EUR	6,817	6,697,107
Gtd. Notes, 144A	2.250	01/15/28	EUR	1,200	1,197,288
Sr. Sec’d. Notes	5.700	05/15/28		335	340,175
Sr. Sec’d. Notes	6.250	02/01/29		4,005	4,150,129
Laboratory Corp. of America Holdings,
Gtd. Notes	1.550	06/01/26		205	196,829
Gtd. Notes	3.600	02/01/25		125	125,000
Gtd. Notes	3.600	09/01/27		335	326,208

LifePoint Health, Inc., Sr. Sec’d. Notes, 144A	4.375	02/15/27		3,025	3,022,994

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Healthcare-Services (cont’d.)
Tenet Healthcare Corp.,
Sr. Sec’d. Notes	4.250%	06/01/29	25	$23,626
Sr. Sec’d. Notes	4.625	06/15/28	225	217,677
				24,742,520
Home Builders 0.4%
Beazer Homes USA, Inc.,
Gtd. Notes	5.875	10/15/27	2,050	2,038,515
Gtd. Notes	7.250	10/15/29	2,200	2,220,504

Century Communities, Inc., Gtd. Notes	6.750	06/01/27	4,175	4,199,608
Lennar Corp.,
Gtd. Notes	4.750	05/30/25	220	219,733
Gtd. Notes	4.750	11/29/27	135	134,713
Gtd. Notes	5.000	06/15/27	40	40,118
Gtd. Notes	5.250	06/01/26	3,145	3,157,261

M/I Homes, Inc., Gtd. Notes	4.950	02/01/28	834	819,058
Mattamy Group Corp. (Canada), Sr. Unsec’d. Notes, 144A	5.250	12/15/27	3,000	2,932,500
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A	5.875	06/15/27	1,325	1,334,426
Gtd. Notes, 144A	6.625	07/15/27	3,725	3,725,325
Tri Pointe Homes, Inc.,
Gtd. Notes	5.250	06/01/27	3,000	2,978,149
Gtd. Notes	5.700	06/15/28	855	853,090
				24,653,000
Household Products/Wares 0.1%
Reckitt Benckiser Treasury Services PLC (United Kingdom), Gtd. Notes, 144A	3.000	06/26/27	6,005	5,769,224
Housewares 0.0%
Newell Brands, Inc., Sr. Unsec’d. Notes	6.375	05/15/30	1,390	1,407,735
Insurance 0.1%
Arch Capital Finance LLC, Gtd. Notes	4.011	12/15/26	135	133,397

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Insurance (cont’d.)
Arthur J Gallagher & Co., Sr. Unsec’d. Notes	4.850%	12/15/29	2,820	$2,799,137
CNA Financial Corp., Sr. Unsec’d. Notes	4.500	03/01/26	30	29,908
High Street Funding Trust I, Sr. Unsec’d. Notes, 144A	4.111	02/15/28	335	322,290
Markel Group, Inc., Sr. Unsec’d. Notes	4.150	09/17/50	505	379,672
				3,664,404
Internet 0.1%
eBay, Inc., Sr. Unsec’d. Notes	1.900	03/11/25	55	54,822
Expedia Group, Inc., Gtd. Notes, 144A	6.250	05/01/25	335	335,050
Gen Digital, Inc., Sr. Unsec’d. Notes, 144A	5.000	04/15/25	5,000	4,996,423
				5,386,295
Iron/Steel 0.1%
Big River Steel LLC/BRS Finance Corp., Sr. Sec’d. Notes, 144A	6.625	01/31/29	2,897	2,916,185
Cleveland-Cliffs, Inc., Gtd. Notes, 144A	6.875	11/01/29	1,890	1,898,258
Mineral Resources Ltd. (Australia), Sr. Unsec’d. Notes, 144A	9.250	10/01/28	1,178	1,246,831
Steel Dynamics, Inc., Sr. Unsec’d. Notes	2.400	06/15/25	25	24,780
				6,086,054
Leisure Time 0.3%
Carnival Corp., Gtd. Notes, 144A	5.750	03/01/27	4,800	4,794,000
Carnival Holdings Bermuda Ltd., Gtd. Notes, 144A	10.375	05/01/28	925	984,570
Lindblad Expeditions LLC, Sr. Sec’d. Notes, 144A	6.750	02/15/27	4,725	4,744,577
NCL Corp. Ltd.,
Gtd. Notes, 144A	5.875	03/15/26	1,280	1,280,000
Sr. Unsec’d. Notes, 144A	7.750	02/15/29	1,750	1,853,460

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Leisure Time (cont’d.)
Royal Caribbean Cruises Ltd.,
Sr. Unsec’d. Notes, 144A	5.500%	08/31/26	1,175	$1,175,000
Sr. Unsec’d. Notes, 144A	5.500	04/01/28	2,425	2,435,476

Viking Cruises Ltd., Gtd. Notes, 144A	5.875	09/15/27	1,725	1,714,943
VOC Escrow Ltd., Sr. Sec’d. Notes, 144A	5.000	02/15/28	1,350	1,319,625
				20,301,651
Lodging 0.3%
Marriott International, Inc., Sr. Unsec’d. Notes	3.750	03/15/25	45	44,938
MGM Resorts International,
Gtd. Notes	4.625	09/01/26	935	925,534
Gtd. Notes	6.125	09/15/29	6,205	6,206,699

Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp., Sr. Sec’d. Notes, 144A	5.875	05/15/25	6,986	6,983,080
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., Gtd. Notes, 144A	5.250	05/15/27	4,100	4,073,090
				18,233,341
Machinery-Diversified 0.2%
Chart Industries, Inc., Sr. Sec’d. Notes, 144A	7.500	01/01/30	400	417,744
CNH Industrial Capital LLC, Gtd. Notes	1.450	07/15/26	45	42,926
Dover Corp., Sr. Unsec’d. Notes	3.150	11/15/25	35	34,596
IDEX Corp., Sr. Unsec’d. Notes	4.950	09/01/29	7,190	7,177,789
Maxim Crane Works Holdings Capital LLC, Sec’d. Notes, 144A	11.500	09/01/28	3,400	3,588,268
				11,261,323
Media 0.6%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A	5.125	05/01/27	625	613,418
Sr. Unsec’d. Notes, 144A	5.375	06/01/29	25	24,173
Sr. Unsec’d. Notes, 144A	5.500	05/01/26	2,750	2,743,216

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Media (cont’d.)
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes	5.375%	05/01/47		85	$69,676
Sr. Sec’d. Notes	6.484	10/23/45		95	90,193

Cox Communications, Inc., Sr. Unsec’d. Notes, 144A	3.350	09/15/26		15	14,662
CSC Holdings LLC,
Gtd. Notes, 144A	3.375	02/15/31		1,000	726,710
Gtd. Notes, 144A	4.125	12/01/30		750	563,829
Gtd. Notes, 144A	5.375	02/01/28		975	856,667
Gtd. Notes, 144A	5.500	04/15/27		9,497	8,796,385
Sr. Unsec’d. Notes, 144A	4.625	12/01/30		1,000	548,720
DISH DBS Corp.,
Gtd. Notes	5.125	06/01/29		825	542,348
Gtd. Notes	7.375	07/01/28		675	483,929
Gtd. Notes	7.750	07/01/26		4,500	3,934,267

DISH Network Corp., Sr. Sec’d. Notes, 144A	11.750	11/15/27		4,350	4,593,203
Paramount Global, Sr. Unsec’d. Notes	3.700	06/01/28		25	23,717
Univision Communications, Inc., Sr. Sec’d. Notes, 144A	6.625	06/01/27		3,400	3,400,704
Virgin Media Secured Finance PLC (United Kingdom),
Sr. Sec’d. Notes	4.125	08/15/30	GBP	2,100	2,254,062
Sr. Sec’d. Notes	4.250	01/15/30	GBP	3,100	3,390,135
					33,670,014
Mining 0.3%
First Quantum Minerals Ltd. (Zambia),
Gtd. Notes, 144A	6.875	10/15/27		2,700	2,682,315
Sec’d. Notes, 144A	9.375	03/01/29		2,830	2,995,385

Freeport Indonesia PT (Indonesia), Sr. Unsec’d. Notes, EMTN	5.315	04/14/32		1,230	1,207,983
Hecla Mining Co., Gtd. Notes	7.250	02/15/28		1,400	1,418,520
Kinross Gold Corp. (Canada), Gtd. Notes	4.500	07/15/27		3,842	3,796,296
Novelis Corp., Gtd. Notes, 144A	3.250	11/15/26		2,150	2,077,967

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Mining (cont’d.)

Novelis, Inc., Gtd. Notes, 144A	6.875%	01/30/30	1,350	$1,382,063
Yamana Gold, Inc. (Canada), Gtd. Notes	4.625	12/15/27	3,000	2,946,541
				18,507,070
Multi-National 0.3%
Asian Development Bank (Supranational Bank), Sr. Unsec’d. Notes	5.820	06/16/28	3,000	3,125,393
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes	5.000	01/24/29	380	382,212
Sr. Unsec’d. Notes(a)	5.250	11/21/25	10	9,990
Sr. Unsec’d. Notes	6.000	04/26/27	2,450	2,514,352
Inter-American Development Bank (Supranational Bank),
Notes	6.800	10/15/25	500	504,247
Sr. Unsec’d. Notes	7.000	06/15/25	1,000	1,009,277
Unsec’d. Notes	6.950	08/01/26	500	513,501
Unsec’d. Notes, MTN	6.750	07/15/27	1,895	1,978,903

International Bank for Reconstruction & Development (Supranational Bank), Sr. Unsec’d. Notes, SOFR Index + 0.262% (Cap 1.820%, Floor 0.000%)	1.820(c)	08/11/26	5,500	5,129,138
				15,167,013
Office/Business Equipment 0.1%
CDW LLC/CDW Finance Corp.,
Gtd. Notes	2.670	12/01/26	2,545	2,447,655
Gtd. Notes	5.100	03/01/30	1,800	1,784,392
				4,232,047
Oil & Gas 1.2%
Aker BP ASA (Norway),
Gtd. Notes, 144A	3.100	07/15/31	1,585	1,372,989
Sr. Unsec’d. Notes, 144A	3.750	01/15/30	8,945	8,346,299
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A	9.000	11/01/27	2,141	2,642,360
Sr. Unsec’d. Notes, 144A	8.250	12/31/28	2,325	2,372,114

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Oil & Gas (cont’d.)
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes	4.250%	04/15/27	50	$49,295
Sr. Unsec’d. Notes	5.400	06/15/47	792	707,832

CITGO Petroleum Corp., Sr. Sec’d. Notes, 144A	7.000	06/15/25	1,675	1,676,356
Civitas Resources, Inc.,
Gtd. Notes, 144A	5.000	10/15/26	2,921	2,904,651
Gtd. Notes, 144A	8.375	07/01/28	1,320	1,381,235

Crescent Energy Finance LLC, Gtd. Notes, 144A	9.250	02/15/28	435	455,357
Devon Energy Corp., Sr. Unsec’d. Notes	5.250	10/15/27	20	20,022
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes	4.625	11/02/31	1,813	1,509,413
Sr. Unsec’d. Notes	6.875	04/29/30	1,545	1,520,481
Sr. Unsec’d. Notes	7.750	02/01/32	5,417	5,308,660
Sr. Unsec’d. Notes	8.625	01/19/29	3,950	4,183,010

Expand Energy Corp., Gtd. Notes	5.375	02/01/29	3,150	3,114,821
Hess Corp., Sr. Unsec’d. Notes	4.300	04/01/27	55	54,448
Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Unsec’d. Notes, 144A	6.250	11/01/28	1,650	1,638,721
KazMunayGas National Co. JSC (Kazakhstan), Sr. Unsec’d. Notes, 144A	4.750	04/19/27	200	197,355
Marathon Petroleum Corp.,
Sr. Unsec’d. Notes	3.800	04/01/28	75	72,715
Sr. Unsec’d. Notes	4.700	05/01/25	300	299,944
Sr. Unsec’d. Notes	5.125	12/15/26	315	316,831
New Generation Gas Gathering LLC,
Sr. Sec’d. Notes, 144A, 3 Month SOFR + 5.750% (Cap N/A, Floor 2.000%)	10.041	09/30/29	811	798,648
Sr. Sec’d. Notes, 144A, 3 Month SOFR + 5.750% (Cap N/A, Floor 2.000%)^	10.335(c)	09/30/29	676	665,541
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes	5.500	12/01/25	240	240,831
Sr. Unsec’d. Notes	5.550	03/15/26	335	336,648
Sr. Unsec’d. Notes	7.500	05/01/31	250	273,904
Ovintiv, Inc.,
Gtd. Notes	5.375	01/01/26	70	70,247
Gtd. Notes	5.650	05/15/25	335	335,670
Gtd. Notes	5.650	05/15/28	335	340,180

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Oil & Gas (cont’d.)

Parkland Corp. (Canada), Gtd. Notes, 144A	5.875%	07/15/27		4,625	$4,612,050
Permian Resources Operating LLC, Gtd. Notes, 144A	8.000	04/15/27		1,600	1,638,027
Petrobras Global Finance BV (Brazil), Gtd. Notes	6.625	01/16/34	GBP	1,800	2,178,669
Petroleos Mexicanos (Mexico),
Gtd. Notes	5.350	02/12/28		179	163,141
Gtd. Notes	6.490	01/23/27		3,045	2,942,231
Gtd. Notes	6.500	03/13/27		2,378	2,294,532
Gtd. Notes	6.500	01/23/29		300	278,475
Gtd. Notes	6.840	01/23/30		300	272,070
Gtd. Notes, EMTN	2.750	04/21/27	EUR	400	378,132
Gtd. Notes, EMTN	4.875	02/21/28	EUR	1,296	1,252,885
Phillips 66,
Gtd. Notes	3.850	04/09/25		180	179,733
Gtd. Notes	3.900	03/15/28		70	68,193
Pioneer Natural Resources Co.,
Sr. Unsec’d. Notes	1.125	01/15/26		100	96,984
Sr. Unsec’d. Notes	5.100	03/29/26		15	15,105

Transocean, Inc., Gtd. Notes, 144A	8.250	05/15/29		660	660,825
Valero Energy Corp.,
Sr. Unsec’d. Notes	2.150	09/15/27		1,420	1,330,184
Sr. Unsec’d. Notes	4.350	06/01/28		175	172,136

Var Energi ASA (Norway), Sr. Unsec’d. Notes, 144A	5.000	05/18/27		6,960	6,956,348
					68,696,298
Packaging & Containers 0.3%
Amcor Finance USA, Inc., Gtd. Notes	4.500	05/15/28		335	330,046
Ball Corp., Gtd. Notes	6.000	06/15/29		1,925	1,945,475
Berry Global, Inc.,
Sr. Sec’d. Notes	1.570	01/15/26		6,150	5,959,390
Sr. Sec’d. Notes	1.650	01/15/27		20	18,809
Sr. Sec’d. Notes, 144A	5.500	04/15/28		2,000	2,021,751

Graphic Packaging International LLC, Sr. Sec’d. Notes, 144A	1.512	04/15/26		40	38,263

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Packaging & Containers (cont’d.)

Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc., Sr. Sec’d. Notes, 144A	4.375%	10/15/28	1,500	$1,504,658
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC, Sr. Sec’d. Notes, 144A(a)	4.000	10/15/27	2,225	2,230,260
Sealed Air Corp./Sealed Air Corp. US, Gtd. Notes, 144A(a)	6.125	02/01/28	450	454,170
WRKCo, Inc., Gtd. Notes	3.375	09/15/27	50	48,221
				14,551,043
Pharmaceuticals 0.2%
AbbVie, Inc.,
Sr. Unsec’d. Notes	2.950	11/21/26	170	165,516
Sr. Unsec’d. Notes	3.600	05/14/25	295	294,244
Sr. Unsec’d. Notes	4.550	03/15/35	165	156,163
Bausch Health Cos., Inc.,
Gtd. Notes, 144A	5.000	01/30/28	975	663,000
Gtd. Notes, 144A	5.000	02/15/29	550	321,750
Gtd. Notes, 144A	5.250	01/30/30	550	291,500
Gtd. Notes, 144A	5.250	02/15/31	25	13,125
Gtd. Notes, 144A	6.250	02/15/29	550	338,761
Gtd. Notes, 144A	7.000	01/15/28	200	143,000
Gtd. Notes, 144A	9.000	12/15/25	100	97,375
Sr. Sec’d. Notes, 144A	4.875	06/01/28	2,215	1,805,225

Bayer US Finance II LLC (Germany), Gtd. Notes, 144A	4.250	12/15/25	555	551,669
Cencora, Inc., Sr. Unsec’d. Notes	3.450	12/15/27	85	82,088
CVS Health Corp.,
Sr. Unsec’d. Notes	2.875	06/01/26	335	326,249
Sr. Unsec’d. Notes	3.250	08/15/29	50	45,898
Sr. Unsec’d. Notes	3.875	07/20/25	15	14,932
Sr. Unsec’d. Notes	5.000	01/30/29	25	24,846

Organon & Co./Organon Foreign Debt Co-Issuer BV, Sr. Sec’d. Notes, 144A	4.125	04/30/28	1,250	1,185,333
Utah Acquisition Sub, Inc.,
Gtd. Notes	3.950	06/15/26	169	166,600
Gtd. Notes	5.250	06/15/46	2,095	1,757,878

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pharmaceuticals (cont’d.)
Viatris, Inc.,
Gtd. Notes	3.850%	06/22/40	5,190	$3,889,978
Gtd. Notes	4.000	06/22/50	820	555,880
				12,891,010
Pipelines 1.6%
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A	5.375	06/15/29	2,450	2,394,469
Gtd. Notes, 144A	5.750	03/01/27	3,125	3,125,250

Boardwalk Pipelines LP, Gtd. Notes	5.950	06/01/26	60	60,730
Cheniere Corpus Christi Holdings LLC, Sr. Sec’d. Notes	5.125	06/30/27	9,390	9,444,390
Energy Transfer LP,
Jr. Sub. Notes, Series G	7.125(ff)	05/15/30(oo)	1,300	1,319,967
Jr. Sub. Notes, Series H	6.500(ff)	11/15/26(oo)	3,490	3,485,899
Sr. Unsec’d. Notes	2.900	05/15/25	90	89,486
Sr. Unsec’d. Notes	3.900	07/15/26	40	39,522
Sr. Unsec’d. Notes	4.050	03/15/25	125	124,860
Sr. Unsec’d. Notes	4.400	03/15/27	80	79,337
Sr. Unsec’d. Notes(a)	5.250	07/01/29	5,535	5,567,708
Sr. Unsec’d. Notes	5.300	04/15/47	110	97,115

EnLink Midstream LLC, Gtd. Notes	5.375	06/01/29	6,530	6,563,164
EQM Midstream Partners LP, Sr. Unsec’d. Notes, 144A	6.500	07/01/27	2,800	2,858,004
Gulfstream Natural Gas System LLC, Sr. Unsec’d. Notes, 144A	6.190	11/01/25	210	211,118
Kinder Morgan, Inc., Gtd. Notes	4.300	06/01/25	25	24,968
MPLX LP,
Sr. Unsec’d. Notes	4.000	02/15/25	30	29,988
Sr. Unsec’d. Notes	4.125	03/01/27	20	19,721
Sr. Unsec’d. Notes	5.200	03/01/47	20	17,775

NGPL PipeCo LLC, Sr. Unsec’d. Notes, 144A	4.875	08/15/27	330	327,602
ONEOK, Inc.,
Gtd. Notes(a)	4.400	10/15/29	2,155	2,092,799
Gtd. Notes	4.950	07/13/47	385	324,732

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pipelines (cont’d.)

Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., Gtd. Notes, 144A	6.000%	03/01/27	600	$598,209
Targa Resources Corp., Gtd. Notes	6.150	03/01/29	6,798	7,066,391
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Gtd. Notes	6.500	07/15/27	125	125,768
TransCanada PipeLines Ltd. (Canada),
Sr. Unsec’d. Notes	4.250	05/15/28	50	48,973
Sr. Unsec’d. Notes	4.875	01/15/26	200	200,348

Transcontinental Gas Pipe Line Co. LLC, Sr. Unsec’d. Notes	4.000	03/15/28	135	131,391
Valero Energy Partners LP, Gtd. Notes	4.500	03/15/28	120	119,081
Venture Global Calcasieu Pass LLC, Sr. Sec’d. Notes, 144A	6.250	01/15/30	2,550	2,597,594
Venture Global LNG, Inc.,
Jr. Sub. Notes, 144A	9.000(ff)	09/30/29(oo)	2,225	2,319,305
Sr. Sec’d. Notes, 144A	8.125	06/01/28	1,025	1,071,696

Western Midstream Operating LP, Sr. Unsec’d. Notes	4.050(c)	02/01/30	16,330	15,397,141
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes	4.000	09/15/25	400	398,267
Sr. Unsec’d. Notes	4.800	11/15/29	5,255	5,204,947
Sr. Unsec’d. Notes	4.900	03/15/29	5,615	5,590,763
Sr. Unsec’d. Notes	5.300	08/15/28	9,500	9,611,786
Sr. Unsec’d. Notes	5.400	03/02/26	3,560	3,583,333
				92,363,597
Real Estate 0.1%
Five Point Operating Co. LP/Five Point Capital Corp., Gtd. Notes, 144A	10.500(c)(cc)	01/15/28	3,207	3,273,868
Howard Hughes Corp. (The), Gtd. Notes, 144A	5.375	08/01/28	2,700	2,622,943
				5,896,811
Real Estate Investment Trusts (REITs) 0.9%
Alexandria Real Estate Equities, Inc.,
Gtd. Notes	3.950	01/15/28	335	326,624
Gtd. Notes	4.300	01/15/26	20	19,937

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)
American Tower Corp.,
Sr. Unsec’d. Notes	1.500%	01/31/28	150	$136,234
Sr. Unsec’d. Notes	2.400	03/15/25	80	79,761
Sr. Unsec’d. Notes	3.550	07/15/27	115	111,723
Sr. Unsec’d. Notes	3.650	03/15/27	335	327,190
Sr. Unsec’d. Notes	3.800	08/15/29	2,780	2,636,405
Sr. Unsec’d. Notes	5.200	02/15/29	7,955	7,998,302
Sr. Unsec’d. Notes	5.250	07/15/28	110	111,084

Brandywine Operating Partnership LP, Gtd. Notes	3.950	11/15/27	245	232,018
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes	3.850	02/01/25	430	430,000
Sr. Unsec’d. Notes	4.125	06/15/26	2,175	2,155,622
Crown Castle, Inc.,
Sr. Unsec’d. Notes	2.900	03/15/27	40	38,490
Sr. Unsec’d. Notes	3.700	06/15/26	295	290,828
Sr. Unsec’d. Notes	4.000	03/01/27	15	14,769
Sr. Unsec’d. Notes	5.600	06/01/29	3,715	3,791,861

CubeSmart LP, Gtd. Notes	3.125	09/01/26	80	77,944
Digital Realty Trust LP, Gtd. Notes	4.450	07/15/28	125	122,971
Diversified Healthcare Trust, Gtd. Notes	9.750	06/15/25	541	540,050
Kimco Realty OP LLC,
Gtd. Notes	1.900	03/01/28	100	91,607
Gtd. Notes	3.800	04/01/27	115	112,881
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes	5.000	10/15/27	1,175	1,051,585
Sr. Sec’d. Notes, 144A	8.500	02/15/32	375	381,019
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer,
Gtd. Notes, 144A	7.000	02/01/30	845	865,105
Sr. Sec’d. Notes, 144A	4.875	05/15/29	2,100	2,006,941

Realty Income Corp., Sr. Unsec’d. Notes	4.450	09/15/26	10	9,961
SBA Communications Corp.,
Sr. Unsec’d. Notes(a)	3.125	02/01/29	3,550	3,229,934
Sr. Unsec’d. Notes	3.875	02/15/27	2,400	2,322,347

Starwood Property Trust, Inc., Sr. Unsec’d. Notes, 144A	3.625	07/15/26	3,250	3,157,188

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)

Sun Communities Operating LP, Gtd. Notes	5.500%	01/15/29		3,610	$3,644,110
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC, Sr. Sec’d. Notes, 144A	10.500	02/15/28		7,800	8,340,278
Ventas Realty LP,
Gtd. Notes	3.250	10/15/26		85	82,875
Gtd. Notes	3.500	02/01/25		45	45,000
Gtd. Notes	3.850	04/01/27		65	63,607

VICI Properties LP, Sr. Unsec’d. Notes	4.750	02/15/28		20	19,864
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A	3.750	02/15/27		95	92,362
Gtd. Notes, 144A	4.250	12/01/26		600	590,703
Gtd. Notes, 144A	4.625	06/15/25		610	608,633
Gtd. Notes, 144A	4.625	12/01/29		485	466,575
Gtd. Notes, 144A	5.750	02/01/27		2,970	2,998,733

Welltower OP LLC, Gtd. Notes	4.000	06/01/25		105	104,682
Weyerhaeuser Co., Sr. Unsec’d. Notes	6.950	10/01/27		20	21,068
					49,748,871
Retail 0.5%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sr. Sec’d. Notes, 144A	3.875	01/15/28		1,275	1,213,940
Sr. Sec’d. Notes, 144A	5.625	09/15/29		1,335	1,331,382
Sr. Sec’d. Notes, 144A	6.125	06/15/29		1,495	1,509,950

Alimentation Couche-Tard, Inc. (Canada), Gtd. Notes, 144A	3.550	07/26/27		2,930	2,845,214
AutoZone, Inc., Sr. Unsec’d. Notes	6.250	11/01/28		1,470	1,538,588
Carvana Co.,
Sr. Sec’d. Notes, 144A, Cash coupon 9.000% or PIK 12.000%	9.000	12/01/28		2,449	2,638,557
Sr. Sec’d. Notes, 144A, Cash coupon 11.000% or PIK 13.000%	9.000	06/01/30		5,900	6,545,017
eG Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A	11.000	11/30/28	EUR	500	577,956
Sr. Sec’d. Notes, 144A	12.000	11/30/28		400	448,920

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Retail (cont’d.)

Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., Sr. Sec’d. Notes, 144A	4.625%	01/15/29	2,609	$2,454,031
Lithia Motors, Inc., Sr. Unsec’d. Notes, 144A	3.875	06/01/29	2,425	2,251,116
Lowe’s Cos., Inc., Sr. Unsec’d. Notes	2.500	04/15/26	305	297,755
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN	3.500	03/01/27	25	24,465
Sr. Unsec’d. Notes, MTN	3.500	07/01/27	75	73,134

O’Reilly Automotive, Inc., Sr. Unsec’d. Notes	3.600	09/01/27	30	29,186
Park River Holdings, Inc., Gtd. Notes, 144A	5.625	02/01/29	2,325	2,000,040
Suburban Propane Partners LP/Suburban Energy Finance Corp., Sr. Unsec’d. Notes	5.875	03/01/27	2,335	2,329,263
				28,108,514
Semiconductors 0.2%
Broadcom Corp./Broadcom Cayman Finance Ltd., Gtd. Notes	3.875	01/15/27	335	329,772
Broadcom, Inc., Sr. Unsec’d. Notes	5.050	07/12/29	13,793	13,849,792
NXP BV/NXP Funding LLC (China), Gtd. Notes	5.350	03/01/26	35	35,176
				14,214,740
Shipbuilding 0.1%
Huntington Ingalls Industries, Inc.,
Gtd. Notes	2.043	08/16/28	3,500	3,164,861
Gtd. Notes	3.483	12/01/27	135	129,951
				3,294,812
Software 0.1%
Camelot Finance SA, Sr. Sec’d. Notes, 144A	4.500	11/01/26	1,000	977,500
Fidelity National Information Services, Inc., Sr. Unsec’d. Notes	1.650	03/01/28	335	304,531

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Software (cont’d.)
Fiserv, Inc., Sr. Unsec’d. Notes	5.450%	03/02/28	40	$40,680
Oracle Corp., Sr. Unsec’d. Notes	2.650	07/15/26	110	106,871
SS&C Technologies, Inc., Gtd. Notes, 144A	5.500	09/30/27	3,000	2,993,772
Take-Two Interactive Software, Inc., Sr. Unsec’d. Notes	5.000	03/28/26	75	75,286
Workday, Inc., Sr. Unsec’d. Notes	3.500	04/01/27	110	107,314
				4,605,954
Telecommunications 1.1%
AT&T, Inc.,
Sr. Unsec’d. Notes	2.550	12/01/33	74	59,672
Sr. Unsec’d. Notes	3.800	02/15/27	55	54,071
Sr. Unsec’d. Notes	4.100	02/15/28	20	19,631
Sr. Unsec’d. Notes	4.500	05/15/35	70	64,845

Deutsche Telekom International Finance BV (Germany), Gtd. Notes, 144A	3.600	01/19/27	335	327,382
Digicel Group Holdings Ltd. (Jamaica),
Sr. Sec’d. Notes, Series 1B14, 144A^(x)	0.000	12/31/30	356	44,949
Sr. Sec’d. Notes, Series 3B14, 144A^(x)	0.000	12/31/30	236	1,962

Digicel Intermediate Holdings Ltd./Digicel International Finance Ltd./DIFL US LLC (Jamaica), Sr. Sec’d. Notes, Cash coupon 9.000% and PIK 1.942%(x)	10.942	05/25/27	3,076	3,067,979
Digicel MidCo Ltd./DIFL US II LLC (Jamaica), Sr. Unsec’d. Notes, PIK 10.500%(x)	10.500	11/25/28	229	206,771
Frontier Communications Holdings LLC,
Sec’d. Notes, 144A	6.750	05/01/29	175	176,518
Sr. Sec’d. Notes, 144A	5.000	05/01/28	9,950	9,847,463

Iliad Holding SASU (France), Sr. Sec’d. Notes, 144A	7.000	10/15/28	550	559,680
Level 3 Financing, Inc.,
Sec’d. Notes, 144A	4.500	04/01/30	10,645	8,789,569
Sec’d. Notes, 144A	4.875	06/15/29	4,150	3,579,248
Sr. Sec’d. Notes, 144A	10.500	04/15/29	3,700	4,153,226
Sr. Sec’d. Notes, 144A	10.500	05/15/30	900	987,976

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Telecommunications (cont’d.)
Level 3 Financing, Inc., (cont’d.)
Sr. Sec’d. Notes, 144A	11.000%	11/15/29		2,500	$2,832,454
Lorca Telecom Bondco SA (Spain),
Sr. Sec’d. Notes, 144A	4.000	09/18/27	EUR	10,550	10,941,834
Sr. Sec’d. Notes, 144A	5.750	04/30/29	EUR	4,975	5,383,146

Motorola Solutions, Inc., Sr. Unsec’d. Notes	4.600	02/23/28		140	139,073
Sprint LLC, Gtd. Notes	7.625	03/01/26		2,745	2,801,345
TalkTalk Telecom Group Ltd. (United Kingdom),
Sec’d. Notes, 144A, Cash coupon N/A or PIK N/A	11.750	03/01/28	GBP	1,174	426,711
Sr. Sec’d. Notes, 144A, Cash coupon N/A or PIK N/A	8.250	09/01/27	GBP	1,988	2,067,439
T-Mobile USA, Inc.,
Gtd. Notes	2.250	02/15/26		115	112,105
Gtd. Notes	2.625	04/15/26		60	58,612
Gtd. Notes	3.500	04/15/25		40	39,891
Gtd. Notes	3.750	04/15/27		100	97,968
Gtd. Notes	5.375	04/15/27		35	35,056
Verizon Communications, Inc.,
Sr. Unsec’d. Notes	1.680	10/30/30		350	291,668
Sr. Unsec’d. Notes, 144A	4.780	02/15/35		3,821	3,645,618

Vmed O2 UK Financing I PLC (United Kingdom), Sr. Sec’d. Notes	4.000	01/31/29	GBP	1,430	1,604,971
					62,418,833
Toys/Games/Hobbies 0.0%
Mattel, Inc.,
Gtd. Notes, 144A	3.375	04/01/26		1,435	1,408,349
Gtd. Notes, 144A	5.875	12/15/27		335	336,485
					1,744,834
Transportation 0.1%
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes(h)	5.050	03/01/41		790	747,065
Canadian Pacific Railway Co. (Canada), Gtd. Notes	4.000	06/01/28		20	19,501
Indian Railway Finance Corp. Ltd. (India), Sr. Unsec’d. Notes, 144A, MTN(a)	3.570	01/21/32		1,245	1,113,740
Lima Metro Line 2 Finance Ltd. (Peru), Sr. Sec’d. Notes	5.875	07/05/34		81	80,584

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Transportation (cont’d.)
RXO, Inc., Gtd. Notes, 144A	7.500%	11/15/27	4,648	$4,777,718
Ryder System, Inc.,
Sr. Unsec’d. Notes, MTN	4.300	06/15/27	440	434,858
Sr. Unsec’d. Notes, MTN	4.625	06/01/25	145	144,797
Sr. Unsec’d. Notes, MTN	5.650	03/01/28	335	342,731
				7,660,994
Trucking & Leasing 0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A	3.950	03/10/25	20	19,963
Sr. Unsec’d. Notes, 144A	4.000	07/15/25	25	24,902
Sr. Unsec’d. Notes, 144A	4.400	07/01/27	8,295	8,199,397
Sr. Unsec’d. Notes, 144A	5.750	05/24/26	335	338,403
				8,582,665
Water 0.0%
American Water Capital Corp., Sr. Unsec’d. Notes	2.950	09/01/27	175	167,689

Total Corporate Bonds (cost $1,465,706,183)				1,443,350,050
Floating Rate and Other Loans 1.3%
Auto Parts & Equipment 0.1%
Clarios Global LP, Amendment No. 6 Dollar Term Loan, 1 Month SOFR + 2.750%	7.065(c)	01/15/32	1,225	1,224,235
Tenneco, Inc.,
Term A Loan, 3 Month SOFR + 4.850%	9.371(c)	11/17/28	1,139	1,092,247
Term B Loan, 3 Month SOFR + 5.100%	9.620(c)	11/17/28	2,100	2,012,999
				4,329,481

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Floating Rate and Other Loans (Continued)
Commercial Services 0.0%
Adtalem Global Education, Inc., 2024 Second Repricing Term Loan, 1 Month SOFR + 2.750%	7.062%(c)	08/12/28		196	$196,309
OCS Group Investments Limited (United Kingdom), Facility B1 Loan, SONIA + 5.750%	10.474(c)	12/01/31	GBP	1,875	2,307,376
					2,503,685
Computers 0.1%
Mcafee Corp., Refinancing Tranche B-1, 1 Month SOFR + 3.000%	7.337(c)	03/01/29		3,504	3,510,954
Holding Companies-Diversified 0.2%
Clue OpCo LLC, Term B Loan, 3 Month SOFR + 4.500%	8.791(c)	12/19/30		8,592	8,603,747
Insurance 0.0%
Asurion LLC,
New B-09 Term Loan, 1 Month SOFR + 3.364%	7.676(c)	07/31/27		674	672,698
New B-11 Term Loan, 1 Month SOFR + 4.350%	8.662(c)	08/21/28		933	934,409
					1,607,107
Internet 0.0%
Diamond Sports Net, LLC, First Lien Exit Term Loan	12.000	01/02/28		366	329,687
Investment Companies 0.1%
Hurricane CleanCo Ltd. (United Kingdom), Facility A, 3 Month LIBOR + 6.250% (Cap N/A, Floor 0.000%)^	12.500(c)	10/31/29		2,835	3,515,074
Leisure Time 0.1%
International Park Holdings BV (Netherlands), Term Loan, 6 Month EURIBOR + 5.500%^	8.862(c)	12/31/31		5,225	5,302,927
Media 0.0%
CSC Holdings LLC, 2022 Refinancing Term Loan, 1 Month SOFR + 4.500%	8.806(c)	01/18/28		1,409	1,375,662

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Floating Rate and Other Loans (Continued)
Metal Fabricate/Hardware 0.1%
Doncasters US Finance LLC (United Kingdom), Initial Term Loan, 3 Month SOFR + 6.500%^	10.829%(c)	04/23/30		6,878	$6,809,245
Pharmaceuticals 0.0%
Bausch Health Cos., Inc., Second Amendment Term Loan, 1 Month SOFR + 5.250%	9.662(c)	02/01/27		493	477,758
Real Estate Investment Trusts (REITs) 0.0%
Blackstone Mortgage Trust, Inc.,
Term B-5 Loan, 1 Month SOFR + 3.750%^	8.048(c)	12/10/28		740	738,816
Term Loan, 1 Month SOFR + 2.364%^	6.675(c)	04/23/26		81	80,670
					819,486
Retail 0.3%
CD&R Firefly Bidco PLC (United Kingdom), Facility B8, SONIA + 5.250%	9.950(c)	06/21/28	GBP	2,850	3,525,764
EG Finco Ltd. (United Kingdom), Additional Facility B2, 3 Month EURIBOR + 4.500%	7.183(c)	02/07/28	EUR	6,983	7,270,809
Peer Holding III BV (Netherlands), Term B-6 Loan, 3 Month EURIBOR + 3.250%	5.933(c)	07/01/31	EUR	7,875	8,209,442
WSH Services Holding Ltd. (United Kingdom), Term B Loan, SONIA + 5.000%	9.701(c)	05/16/31	GBP	450	559,873
					19,565,888
Telecommunications 0.3%
Digicel International Finance Ltd. (Jamaica), Initial Term Loan, 3 Month SOFR + 7.500%	11.791(c)	05/25/27		2,641	2,590,046
Level 3 Financing, Inc.,
Term B-1, 1 Month SOFR + 6.560%	10.872(c)	04/15/29		209	211,811
Term B-2, 1 Month SOFR + 6.560%	10.872(c)	04/15/30		211	212,963

Zegona Holdco Ltd. (United Kingdom), Facility B (EUR) Loan, 6 Month EURIBOR + 4.250%	6.907(c)	07/17/29	EUR	10,925	11,432,764
					14,447,584

Total Floating Rate and Other Loans (cost $73,722,866)					73,198,285

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds 0.1%
California 0.0%
University of California,
Taxable, Revenue Bonds, Series AP	3.931%	05/15/45	25	$22,224
Taxable, Revenue Bonds, Series J	4.131	05/15/45	25	21,931
				44,155
Michigan 0.1%
Michigan State University, Taxable, Revenue Bonds, Series A	4.165	08/15/2122	3,520	2,586,916
University of Michigan, Taxable, Revenue Bonds, Series A	4.454	04/01/2122	4,600	3,647,054
				6,233,970
New Jersey 0.0%
New Jersey Turnpike Authority, Taxable, Revenue Bonds, BABs, Series F	7.414	01/01/40	100	116,677
Virginia 0.0%
University of Virginia, Taxable, Revenue Bonds, Series C	4.179	09/01/2117	125	92,900

Total Municipal Bonds (cost $8,431,229)				6,487,702
Residential Mortgage-Backed Securities 2.7%
ATLX Trust, Series 2024-RPL02, Class A1, 144A	3.850	04/25/63	12,520	11,917,906
Bayview Financing Trust, Series 2023-01F, Class A, 144A, 30 Day Average SOFR + 4.000% (Cap N/A, Floor 4.000%)^	8.333(c)	07/01/26	2,305	2,306,801
Bellemeade Re Ltd.,
Series 2021-03A, Class M1B, 144A, 30 Day Average SOFR + 1.400% (Cap N/A, Floor 1.400%)	5.751(c)	09/25/31	187	187,465
Series 2022-01, Class M1B, 144A, 30 Day Average SOFR + 2.150% (Cap N/A, Floor 2.150%)	6.501(c)	01/26/32	898	901,865
Series 2022-01, Class M1C, 144A, 30 Day Average SOFR + 3.700% (Cap N/A, Floor 3.700%)	8.051(c)	01/26/32	3,240	3,331,219

Chase Home Lending Mortgage Trust, Series 2024-RPL02, Class A1A, 144A	3.250(cc)	08/25/64	1,427	1,256,262

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Residential Mortgage-Backed Securities (Continued)
CIM Trust,
Series 2024-R01, Class A1, 144A	4.750%(cc)	06/25/64	3,246	$3,163,777
Series 2025-I01, Class A1, 144A	5.655	10/25/69	8,000	8,005,370
Citigroup Mortgage Loan Trust,
Series 2011-12, Class 3A2, 144A	4.936(cc)	09/25/47	21	19,431
Series 2022-A, Class A1, 144A	6.170	09/25/62	2,246	2,247,377
Series 2024-RP02, Class A1, 144A	4.100(cc)	02/25/63	10,965	10,210,115
Series 2024-RP02, Class A2, 144A	4.226(cc)	02/25/63	890	747,989
Series 2024-RP02, Class B1, 144A	0.000(cc)	02/25/63	269	204,984
Series 2024-RP02, Class B2, 144A	0.000(cc)	02/25/63	97	66,826
Series 2024-RP02, Class B3, PO, 144A	11.706(s)	02/25/63	247	28,612
Series 2024-RP02, Class B4, PO, 144A	15.422(s)	02/25/63	449	34,562
Series 2024-RP02, Class M1, 144A	4.226(cc)	02/25/63	598	488,669
Series 2024-RP02, Class M2, 144A	2.414(cc)	02/25/63	456	361,442
Series 2024-RP02, Class SA, 144A	0.000(cc)	02/25/63	20	17,458
Series 2024-RP02, Class X, IO, 144A	0.000(cc)	02/25/63	13,972	15,257
Connecticut Avenue Securities Trust,
Series 2022-R03, Class 1B1, 144A, 30 Day Average SOFR + 6.250% (Cap N/A, Floor 0.000%)	10.601(c)	03/25/42	860	946,607
Series 2022-R04, Class 1B1, 144A, 30 Day Average SOFR + 5.250% (Cap N/A, Floor 0.000%)	9.601(c)	03/25/42	340	367,393
Series 2023-R08, Class 1M2, 144A, 30 Day Average SOFR + 2.500% (Cap N/A, Floor 0.000%)	6.851(c)	10/25/43	330	340,440
Series 2024-R05, Class 2M2, 144A, 30 Day Average SOFR + 1.700% (Cap N/A, Floor 1.900%)	6.051(c)	07/25/44	500	502,595

Credit Suisse Mortgage Trust, Series 2022-RPL04, Class A1, 144A	3.904(cc)	04/25/62	2,444	2,316,330
Eagle Re Ltd., Series 2023-01, Class M1A, 144A, 30 Day Average SOFR + 2.000% (Cap N/A, Floor 2.000%)	6.351(c)	09/26/33	534	535,855
Fannie Mae REMIC,
Series 2012-132, Class KI, IO	3.000	12/25/32	1,660	127,572
Series 2012-144, Class EI, IO	3.000	01/25/28	756	20,735
Series 2012-148, Class IC, IO	3.000	01/25/28	1,292	31,642
Series 2013-13, Class IK, IO	2.500	03/25/28	666	17,455
Series 2013-49, Class AI, IO	3.000	05/25/33	1,265	95,771
Series 2015-59, Class CI, IO	3.500	08/25/30	637	18,147
Series 2016-20, Class DI, IO	3.500	04/25/31	1,532	103,912
Series 2018-24, Class BH	3.500	04/25/48	183	163,234
Series 2018-25, Class AG	3.500	04/25/47	616	594,770

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Residential Mortgage-Backed Securities (Continued)
Fannie Mae REMIC, (cont’d.)
Series 2018-57, Class QV	3.500%	11/25/29	1,101	$1,088,809
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2020-DNA06, Class B1, 144A, 30 Day Average SOFR + 3.000% (Cap N/A, Floor 0.000%)	7.351(c)	12/25/50	100	108,106
Series 2020-HQA05, Class B1, 144A, 30 Day Average SOFR + 4.000% (Cap N/A, Floor 0.000%)	8.351(c)	11/25/50	1,630	1,856,876
Series 2021-DNA05, Class M2, 144A, 30 Day Average SOFR + 1.650% (Cap N/A, Floor 0.000%)	6.001(c)	01/25/34	364	367,008
Series 2021-DNA06, Class B1, 144A, 30 Day Average SOFR + 3.400% (Cap N/A, Floor 0.000%)	7.751(c)	10/25/41	1,630	1,685,185
Series 2021-DNA06, Class M2, 144A, 30 Day Average SOFR + 1.500% (Cap N/A, Floor 0.000%)	5.851(c)	10/25/41	200	201,062
Series 2021-HQA03, Class B1, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 0.000%)	7.701(c)	09/25/41	200	206,428
Series 2021-HQA03, Class M2, 144A, 30 Day Average SOFR + 2.100% (Cap N/A, Floor 0.000%)	6.451(c)	09/25/41	3,080	3,110,747
Series 2021-HQA04, Class M2, 144A, 30 Day Average SOFR + 2.350% (Cap N/A, Floor 0.000%)	6.701(c)	12/25/41	2,700	2,737,070
Series 2022-DNA01, Class M2, 144A, 30 Day Average SOFR + 2.500% (Cap N/A, Floor 0.000%)	6.851(c)	01/25/42	110	112,554
Series 2022-DNA03, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 0.000%)	7.251(c)	04/25/42	300	310,954
Freddie Mac REMIC,
Series 4012, Class MJ	3.500	11/15/40	169	167,984
Series 4046, Class PI, IO	3.000	05/15/27	536	12,760
Series 4060, Class IO, IO	3.000	06/15/27	243	5,528
Series 4131, Class BI, IO	2.500	11/15/27	1,244	30,653
Series 4146, Class KI, IO	3.000	12/15/32	1,682	133,172
Series 4153, Class IO, IO	3.000	01/15/28	1,566	36,327
Series 4172, Class KI, IO	3.000	10/15/32	2,135	124,319
Series 4182, Class EI, IO	2.500	03/15/28	979	27,578
Series 4186, Class JI, IO	3.000	03/15/33	5,389	359,999
Series 4314, Class PD	3.750	07/15/43	458	449,967
Series 4574, Class AI, IO	3.000	04/15/31	1,054	66,023

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Residential Mortgage-Backed Securities (Continued)
Freddie Mac REMIC, (cont’d.)
Series 4631, Class GP	3.500%	03/15/46		1,280	$1,215,083
Government National Mortgage Assoc.,
Series 2013-047, Class IA, IO	4.000	03/20/43		692	118,793
Series 2014-116, Class IT, IO	4.000	08/20/44		789	103,412
Series 2016-164, Class IG, IO	4.000	12/20/46		1,297	215,399
Series 2017-045, Class QA	3.000	11/20/42		1,275	1,245,135
Series 2018-05, Class IB, IO	4.000	01/20/48		540	104,293

Home Re Ltd., Series 2021-02, Class M1C, 144A, 30 Day Average SOFR + 2.800% (Cap N/A, Floor 0.000%)	7.151(c)	01/25/34		935	943,608
Kinbane DAC (Ireland), Series 2024-RPL2A, Class A, 144A, 1 Month EURIBOR + 1.100% (Cap N/A, Floor 0.000%)	3.876(c)	01/24/63	EUR	4,264	4,425,166
Legacy Mortgage Asset Trust,
Series 2019-PR01, Class A1, 144A	7.858(cc)	09/25/59		2,949	2,948,908
Series 2021-SL01, Class A, 144A	4.991(cc)	09/25/60		66	66,393
Series 2021-SL02, Class A, 144A	4.875	10/25/68		198	197,314

LHOME Mortgage Trust, Series 2024-RTL04, Class A1, 144A	5.921	07/25/39		4,750	4,768,695
Lincoln Senior Participation Trust, Series 2024-01, Class A1X, 144A, 1 Month SOFR + 3.000%^	8.325	08/04/25		11,200	11,200,000
Lugo Funding DAC (Spain), Series 2024-01A, Class A, 144A, 3 Month EURIBOR + 1.000% (Cap N/A, Floor 0.000%)	3.992(c)	05/26/66	EUR	6,100	6,298,347
Mill City Mortgage Loan Trust, Series 2018-01, Class A1, 144A	3.250(cc)	05/25/62		102	100,159
New Residential Mortgage Loan Trust, Series 2018-04A, Class A1S, 144A, 1 Month SOFR + 0.864% (Cap N/A, Floor 0.750%)	5.175(c)	01/25/48		214	209,743
Oaktown Re VII Ltd., Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 2.900%)	7.251(c)	04/25/34		2,400	2,431,680
PMT Credit Risk Transfer Trust,
Series 2024-01R, Class A, 144A, 30 Day Average SOFR + 3.500% (Cap N/A, Floor 0.000%)	7.851(c)	05/25/33		9,211	9,354,350
Series 2024-02R, Class A, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 0.000%)	7.687(c)	03/29/27		6,763	6,852,776

PRET Trust, Series 2024-RPL02, Class A1, 144A	4.075(cc)	06/25/64		4,382	4,102,961

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Residential Mortgage-Backed Securities (Continued)
PRPM LLC,
Series 2024-06, Class A1, 144A	5.699%	11/25/29		7,676	$7,683,626
Series 2024-RPL02, Class A1, 144A	3.500	05/25/54		1,385	1,327,996
Radnor Re Ltd.,
Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 3.700% (Cap N/A, Floor 3.700%)	8.051(c)	11/25/31		1,738	1,772,796
Series 2023-01, Class M1A, 144A, 30 Day Average SOFR + 2.700% (Cap N/A, Floor 2.700%)	7.051(c)	07/25/33		1,282	1,293,106
Series 2024-01, Class M1A, 144A, 30 Day Average SOFR + 2.000% (Cap N/A, Floor 2.000%)	6.351(c)	09/25/34		1,773	1,776,106
RCKT Mortgage Trust,
Series 2024-CES05, Class A1A, 144A	5.846	08/25/44		1,839	1,848,987
Series 2024-CES07, Class A1A, 144A	5.158	10/25/44		5,296	5,270,540
Series 2024-CES09, Class A1A, 144A	5.582	12/25/44		6,135	6,149,979
Series 2025-CES01, Class A1A, 144A	5.653	01/25/45		7,500	7,524,270

Shamrock Residential (Ireland), Series 2023-01A, Class A, 144A, 1 Month EURIBOR + 1.000% (Cap N/A, Floor 0.000%)	3.776(c)	06/24/71	EUR	961	997,021
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-18, Class 3A1	5.263(cc)	12/25/34		81	74,512

Total Residential Mortgage-Backed Securities (cost $156,910,467)					157,516,108
Sovereign Bonds 2.8%
Bermuda Government International Bond (Bermuda), Sr. Unsec’d. Notes, 144A	2.375	08/20/30		1,005	859,589
Brazil Minas SPE via State of Minas Gerais (Brazil), Gov’t. Gtd. Notes	5.333	02/15/28		11,550	11,476,247
Colombia Government International Bond (Colombia), Sr. Unsec’d. Notes	4.500	01/28/26		1,000	990,000
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes	5.500	02/22/29		261	255,062
Sr. Unsec’d. Notes, 144A	5.500	02/22/29		3,513	3,433,079
Sr. Unsec’d. Notes, 144A	5.950	01/25/27		620	620,639
Sr. Unsec’d. Notes, 144A	6.000	07/19/28		973	970,256
Sr. Unsec’d. Notes, 144A	6.875	01/29/26		621	626,341

Egypt Government International Bond (Egypt), Sr. Unsec’d. Notes, EMTN	5.625	04/16/30	EUR	3,700	3,409,786

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)

Finnvera OYJ (Finland), Gov’t. Gtd. Notes, EMTN	2.375%	06/04/25		600	$595,892
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes	0.900	02/14/27	EUR	774	766,815
Sr. Unsec’d. Notes	1.100	03/12/33	EUR	820	691,568
Sr. Unsec’d. Notes	1.450	09/18/26	EUR	465	468,974
Sr. Unsec’d. Notes, EMTN	3.750	06/14/28	EUR	3,050	3,207,576
Ivory Coast Government International Bond (Ivory Coast),
Sr. Unsec’d. Notes	4.875	01/30/32	EUR	2,004	1,852,214
Sr. Unsec’d. Notes	5.250	03/22/30	EUR	3,588	3,554,693
Sr. Unsec’d. Notes	5.875	10/17/31	EUR	5,150	5,077,456

Japan Finance Organization for Municipalities (Japan), Sr. Unsec’d. Notes, MTN	1.375	02/10/31		10,000	8,181,954
Japan International Cooperation Agency (Japan),
Gov’t. Gtd. Notes	2.125	10/20/26		10,000	9,602,441
Gov’t. Gtd. Notes	4.000	05/23/28		10,760	10,580,342

Morocco Government International Bond (Morocco), Sr. Unsec’d. Notes	2.375	12/15/27		10,000	9,149,900
Panama Government International Bond (Panama), Sr. Unsec’d. Notes	3.750	03/16/25		10,000	9,981,700
Province of Alberta (Canada), Sr. Unsec’d. Notes	3.300	03/15/28		1,510	1,458,313
Province of British Columbia (Canada), Sr. Unsec’d. Notes	6.500	01/15/26		1,645	1,670,139
Province of Quebec (Canada),
Sr. Unsec’d. Notes	2.750	04/12/27		195	187,785
Unsec’d. Notes, Series A, MTN	7.485(c)	03/02/26		565	581,533
Republic of Italy Government International Bond (Italy),
Sr. Unsec’d. Notes, Series 10YR	2.875	10/17/29		600	546,179
Sr. Unsec’d. Notes, Series 30YR, MTN	5.375	06/15/33		999	1,010,469
Sr. Unsec’d. Notes, Series 5Y	1.250	02/17/26		9,070	8,759,716

Republic of South Africa Government International Bond (South Africa), Sr. Unsec’d. Notes	3.750	07/24/26	EUR	20,000	20,670,195
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, 144A, MTN	5.000	09/27/26	EUR	1,600	1,695,526
Sr. Unsec’d. Notes, EMTN	6.625	09/27/29	EUR	10,500	11,603,449
Serbia International Bond (Serbia),
Sr. Unsec’d. Notes	1.500	06/26/29	EUR	4,492	4,197,123

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Serbia International Bond (Serbia), (cont’d.)
Sr. Unsec’d. Notes	3.125%	05/15/27	EUR	8,365	$8,588,361
Sr. Unsec’d. Notes, 144A	1.500	06/26/29	EUR	2,410	2,251,796
Sr. Unsec’d. Notes, 144A	1.650	03/03/33	EUR	492	411,832
Sr. Unsec’d. Notes, 144A	3.125	05/15/27	EUR	8,950	9,188,981
Sr. Unsec’d. Notes, 144A	6.250	05/26/28		1,165	1,189,392

Total Sovereign Bonds (cost $163,125,771)					160,363,313
U.S. Government Agency Obligations 11.8%
Federal Farm Credit Bank	1.230	07/29/30		6,600	5,499,818
Federal Farm Credit Bank	1.550	07/26/30		500	423,731
Federal Farm Credit Bank	2.150	12/01/31		20,000	16,851,416
Federal Farm Credit Bank	2.200	12/09/31		10,000	8,441,437
Federal Home Loan Mortgage Corp.	1.500	02/01/36		18,509	16,118,876
Federal Home Loan Mortgage Corp.	1.500	05/01/36		513	446,450
Federal Home Loan Mortgage Corp.	2.500	09/01/46		5,226	4,354,330
Federal Home Loan Mortgage Corp.	2.500	01/01/51		479	394,159
Federal Home Loan Mortgage Corp.	2.500	04/01/51		8,278	6,792,925
Federal Home Loan Mortgage Corp.	2.500	05/01/51		4,522	3,704,681
Federal Home Loan Mortgage Corp.	2.500	07/01/51		2,404	1,964,470
Federal Home Loan Mortgage Corp.	2.500	11/01/51		16,195	13,434,382
Federal Home Loan Mortgage Corp.	2.500	12/01/51		468	382,541
Federal Home Loan Mortgage Corp.	2.500	01/01/52		946	782,262
Federal Home Loan Mortgage Corp.	2.500	02/01/52		1,290	1,058,762
Federal Home Loan Mortgage Corp.	3.000	07/01/46		3,008	2,658,631
Federal Home Loan Mortgage Corp.	3.000	11/01/50		657	565,412
Federal Home Loan Mortgage Corp.	3.000	02/01/52		6,540	5,578,617
Federal Home Loan Mortgage Corp.	3.000	04/01/52		936	804,795
Federal Home Loan Mortgage Corp.	3.000	04/01/52		8,506	7,242,170
Federal Home Loan Mortgage Corp.	3.500	08/01/43		263	240,077
Federal Home Loan Mortgage Corp.	3.500	10/01/45		4,914	4,468,459
Federal Home Loan Mortgage Corp.	3.500	09/01/46		11,532	10,483,502
Federal Home Loan Mortgage Corp.	3.500	11/01/46		5,383	4,895,352
Federal Home Loan Mortgage Corp.	3.500	02/01/52		1,149	1,022,067
Federal Home Loan Mortgage Corp.	3.500	04/01/52		909	806,268
Federal Home Loan Mortgage Corp.	3.500	05/01/52		4,511	3,999,190
Federal Home Loan Mortgage Corp.	4.000	05/01/52		2,485	2,277,153
Federal Home Loan Mortgage Corp.	4.500	06/01/52		1,791	1,689,105
Federal Home Loan Mortgage Corp.	4.500	09/01/52		3,466	3,268,512
Federal Home Loan Mortgage Corp.	4.500	10/01/52		923	870,627
Federal Home Loan Mortgage Corp.	5.000	08/01/52		3,245	3,138,589
Federal Home Loan Mortgage Corp.	5.000	10/01/52		11,001	10,657,113
Federal Home Loan Mortgage Corp.	5.000	11/01/52		1,849	1,790,791

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)
Federal Home Loan Mortgage Corp.	5.000%	12/01/52	1,349	$1,306,520
Federal Home Loan Mortgage Corp.	5.000	01/01/53	4,676	4,517,510
Federal Home Loan Mortgage Corp.	5.500	11/01/52	19,483	19,322,770
Federal Home Loan Mortgage Corp.	5.500	10/01/54	6,761	6,679,679
Federal Home Loan Mortgage Corp.	6.000	01/01/53	6,704	6,769,852
Federal Home Loan Mortgage Corp.	6.000	03/01/53	6,761	6,820,900
Federal Home Loan Mortgage Corp.	6.000	03/01/53	8,363	8,500,743
Federal Home Loan Mortgage Corp.	6.000	04/01/53	6,725	6,795,149
Federal Home Loan Mortgage Corp.	6.000	12/01/54	9,409	9,480,957
Federal Home Loan Mortgage Corp.	6.750	03/15/31	545	610,019
Federal National Mortgage Assoc.	1.500	05/01/36	650	564,260
Federal National Mortgage Assoc.	1.500	06/01/36	25,722	22,398,148
Federal National Mortgage Assoc.	2.000	TBA	52,500	40,861,816
Federal National Mortgage Assoc.	2.000	12/01/36	43,947	39,371,336
Federal National Mortgage Assoc.	2.000	11/01/50	5,004	3,933,015
Federal National Mortgage Assoc.	2.000	12/01/50	13,252	10,414,325
Federal National Mortgage Assoc.	2.000	11/01/51	15,684	12,269,458
Federal National Mortgage Assoc.	2.500	12/01/34	5,577	5,116,737
Federal National Mortgage Assoc.	2.500	08/01/35	2,433	2,228,531
Federal National Mortgage Assoc.(k)	2.500	08/01/36	59,119	54,259,920
Federal National Mortgage Assoc.	2.500	06/01/50	447	369,504
Federal National Mortgage Assoc.	2.500	10/01/50	1,793	1,470,544
Federal National Mortgage Assoc.	2.500	06/01/51	3,808	3,130,846
Federal National Mortgage Assoc.	2.500	07/01/51	848	695,832
Federal National Mortgage Assoc.	3.000	03/01/43	20,903	18,448,086
Federal National Mortgage Assoc.	3.000	08/01/43	358	315,931
Federal National Mortgage Assoc.	3.000	04/01/48	580	511,225
Federal National Mortgage Assoc.	3.000	04/01/48	2,809	2,479,542
Federal National Mortgage Assoc.	3.000	10/01/51	571	488,628
Federal National Mortgage Assoc.	3.000	10/01/51	4,946	4,225,686
Federal National Mortgage Assoc.	3.000	12/01/51	1,913	1,637,672
Federal National Mortgage Assoc.	3.000	04/01/52	13,246	11,288,041
Federal National Mortgage Assoc.	3.500	11/01/42	1,673	1,523,276
Federal National Mortgage Assoc.	3.500	09/01/44	1,168	1,062,063
Federal National Mortgage Assoc.	3.500	07/01/47	1,615	1,472,315
Federal National Mortgage Assoc.	3.500	07/01/48	8,225	7,466,378
Federal National Mortgage Assoc.	3.500	07/01/51	4,040	3,603,187
Federal National Mortgage Assoc.	3.500	05/01/52	6,419	5,690,623
Federal National Mortgage Assoc.	4.000	03/01/48	26,343	24,722,719
Federal National Mortgage Assoc.	4.000	04/01/52	993	914,085
Federal National Mortgage Assoc.	4.000	04/01/52	1,179	1,078,260
Federal National Mortgage Assoc.	4.000	06/01/52	3,520	3,225,199
Federal National Mortgage Assoc.	4.500	06/01/52	7,464	7,035,420
Federal National Mortgage Assoc.	4.500	08/01/52	997	940,547
Federal National Mortgage Assoc.	4.500	09/01/52	7,591	7,157,485

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)
Federal National Mortgage Assoc.	4.500%	10/01/52	165	$155,707
Federal National Mortgage Assoc.	5.000	TBA	4,000	3,858,294
Federal National Mortgage Assoc.	5.500	10/01/52	2,670	2,646,722
Federal National Mortgage Assoc.	5.500	11/01/52	4,412	4,387,106
Federal National Mortgage Assoc.	5.500	12/01/52	1,866	1,850,421
Federal National Mortgage Assoc.	5.500	01/01/53	1,500	1,484,877
Federal National Mortgage Assoc.	5.500	09/01/54	10,878	10,747,048
Federal National Mortgage Assoc.	6.000	11/01/52	5,314	5,372,422
Federal National Mortgage Assoc.	6.000	12/01/52	6,308	6,386,865
Federal National Mortgage Assoc.	6.000	04/01/53	4,401	4,445,642
Federal National Mortgage Assoc.	6.000	12/01/54	5,820	5,864,647
Federal National Mortgage Assoc.	6.500	01/01/53	9,636	9,889,282
Federal National Mortgage Assoc.	6.625	11/15/30	605	672,381
Federal National Mortgage Assoc.	7.125	01/15/30	580	650,254
Government National Mortgage Assoc.	2.000	10/20/50	19,309	15,493,603
Government National Mortgage Assoc.	3.500	09/20/51	2,228	2,000,176
Government National Mortgage Assoc.	3.500	12/20/51	23,486	21,062,504
Government National Mortgage Assoc.	3.500	02/20/52	13,477	12,064,269
Government National Mortgage Assoc.	3.500	04/20/52	3,316	2,968,673
Government National Mortgage Assoc.	4.000	03/20/52	1,162	1,070,617
Government National Mortgage Assoc.	4.000	08/20/52	16,633	15,322,398
Government National Mortgage Assoc.	4.500	08/20/52	9,021	8,548,682
Government National Mortgage Assoc.	6.500	TBA	16,500	16,788,230
Resolution Funding Corp. Principal Strips, Bonds	4.689(s)	04/15/30	2,730	2,152,264
Resolution Funding Corp. Principal Strips, Bonds	5.143(s)	01/15/30	8,251	6,583,856
Tennessee Valley Authority Principal Strips, Bonds	5.270(s)	11/01/25	4,336	4,191,416
U.S. International Development Finance Corp., U.S. Gov’t. Gtd. Notes	3.250	10/15/30	3,194	3,062,058

Total U.S. Government Agency Obligations (cost $693,623,084)				690,001,823
U.S. Treasury Obligations 20.7%
U.S. Treasury Notes	0.375	01/31/26	120,940	116,409,474
U.S. Treasury Notes	0.750	03/31/26	120,000	115,317,187
U.S. Treasury Notes	0.750	04/30/26	73,995	70,913,802
U.S. Treasury Notes(h)(k)	0.750	05/31/26	291,160	278,239,775
U.S. Treasury Notes	1.250	11/30/26	72,000	68,293,125
U.S. Treasury Notes	2.250	02/15/27	163,000	156,811,094
U.S. Treasury Notes	3.625	08/31/29	265	257,361
U.S. Treasury Notes(h)	4.000	12/15/25	257,210	256,687,542
U.S. Treasury Notes	4.250	12/31/25	132,770	132,754,441
U.S. Treasury Notes(h)(k)	5.000	09/30/25	8,000	8,034,687
U.S. Treasury Strips Coupon(h)	1.020(s)	05/15/33	75	51,135
U.S. Treasury Strips Coupon(h)	1.398(s)	11/15/41	855	369,387

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Treasury Obligations (Continued)
U.S. Treasury Strips Coupon(h)	1.450%(s)	08/15/42	465	$192,775
U.S. Treasury Strips Coupon(h)	2.027(s)	05/15/39	1,120	554,662
U.S. Treasury Strips Coupon(h)	2.056(s)	11/15/38	2,240	1,140,737
U.S. Treasury Strips Coupon(h)	2.058(s)	02/15/39	2,275	1,143,010
U.S. Treasury Strips Coupon(h)	2.420(s)	08/15/40	1,500	692,344
U.S. Treasury Strips Coupon(h)	2.857(s)	05/15/31	100	75,129
U.S. Treasury Strips Coupon(h)	3.019(s)	11/15/35	140	84,066
U.S. Treasury Strips Coupon(h)	4.805(s)	02/15/42	45	19,150

Total U.S. Treasury Obligations (cost $1,209,615,850)				1,208,040,883

	Shares
Affiliated Exchange-Traded Fund 1.1%
PGIM AAA CLO ETF (cost $66,243,553)(wa)		1,293,750	66,654,000
Common Stocks 0.1%
Chemicals 0.0%
TPC Group, Inc.*^	17,363	408,031
Hotels, Restaurants & Leisure 0.0%
Codere Group Topco SA (Spain) (Class A1 Stock)*^	16,707	398,632
Codere Group Topco SA (Spain) (Class A2 Stock)*^	7,777	185,561
		584,193
Interactive Media & Services 0.0%
Diamond Sports Group, LLC*	57,273	1,081,028
Wireless Telecommunication Services 0.1%
Digicel International Finance Ltd. (Jamaica)*^(x)	257,178	1,543,068
Intelsat Emergence SA (Luxembourg)*	30,700	1,001,265
		2,544,333

Total Common Stocks (cost $1,858,489)				4,617,585
Preferred Stocks 0.0%
Capital Markets 0.0%
State Street Corp., 5.350%(ff), Series G, Maturing 03/15/26(oo)	5,000	119,100

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Shares	Value
Preferred Stocks (Continued)
Wireless Telecommunication Services 0.0%
Digicel International Finance Ltd. (Jamaica)*^(x)	27,214	$305,066

Total Preferred Stocks (cost $288,930)		424,166

	Units
Warrants* 0.0%
Hotels, Restaurants & Leisure 0.0%
Codere Group Topco SA (Spain), expiring 09/30/34^	18	177
Interactive Media & Services 0.0%
Diamond Sports Group, LLC, expiring 06/30/26	107,119	72,530

Total Warrants (cost $699)		72,707

Total Long-Term Investments (cost $5,901,027,446)		5,830,702,115

	Shares
Short-Term Investments 2.8%
Affiliated Mutual Funds 2.8%
PGIM Core Government Money Market Fund (7-day effective yield 4.511%)(wa)	129,133,004	129,133,004
PGIM Institutional Money Market Fund (7-day effective yield 4.593%) (cost $35,626,191; includes $35,363,709 of cash collateral for securities on loan)(b)(wa)	35,647,580	35,626,191

Total Affiliated Mutual Funds (cost $164,759,195)		164,759,195
Options Purchased*~ 0.0%
(cost $440,743)		515,049

Total Short-Term Investments (cost $165,199,938)		165,274,244

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 102.7% (cost $6,066,227,384)		5,995,976,359

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Value
Options Written*~ (0.0)%
(premiums received $1,091,974)	$(1,238,414)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 102.7% (cost $6,065,135,410)	5,994,737,945
Liabilities in excess of other assets(z) (2.7)%	(160,008,245)

Net Assets 100.0%	$5,834,729,700

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

BRL—Brazilian Real
CAD—Canadian Dollar
CLP—Chilean Peso
CNH—Chinese Renminbi
COP—Colombian Peso
CZK—Czech Koruna
EUR—Euro
GBP—British Pound
HUF—Hungarian Forint
IDR—Indonesian Rupiah
INR—Indian Rupee
KRW—South Korean Won
MXN—Mexican Peso
PEN—Peruvian Nuevo Sol
PHP—Philippine Peso
PLN—Polish Zloty
SGD—Singapore Dollar
THB—Thai Baht
TRY—Turkish Lira
TWD—New Taiwanese Dollar
USD—US Dollar
ZAR—South African Rand

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A—Annual payment frequency for swaps
ABS—Asset-Backed Security
BABs—Build America Bonds
BARC—Barclays Bank PLC
BNP—BNP Paribas S.A.
BOA—Bank of America, N.A.
CDX—Credit Derivative Index
CITI—Citibank, N.A.
CLO—Collateralized Loan Obligation
CME—Chicago Mercantile Exchange
COP—Certificates of Participation
DAC—Designated Activity Company
DB—Deutsche Bank AG
EMTN—Euro Medium Term Note
ETF—Exchange-Traded Fund
EURIBOR—Euro Interbank Offered Rate

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
FHLMC—Federal Home Loan Mortgage Corporation
GMTN—Global Medium Term Note
GSI—Goldman Sachs International
HSBC—HSBC Bank PLC
iBoxx—Bond Market Indices
IG—Investment Grade
IO—Interest Only (Principal amount represents notional)
JPM—JPMorgan Chase Bank N.A.
LIBOR—London Interbank Offered Rate
LP—Limited Partnership
M—Monthly payment frequency for swaps
MSI—Morgan Stanley & Co International PLC
MTN—Medium Term Note
N/A—Not Applicable
OTC—Over-the-counter
PIK—Payment-in-Kind
PO—Principal Only
Q—Quarterly payment frequency for swaps
REITs—Real Estate Investment Trust
REMIC—Real Estate Mortgage Investment Conduit
SCB—Standard Chartered Bank
SOFR—Secured Overnight Financing Rate
SONIA—Sterling Overnight Index Average
SSB—State Street Bank & Trust Company
T—Swap payment upon termination
TBA—To Be Announced
TD—The Toronto-Dominion Bank
UAG—UBS AG
UBS—UBS Securities LLC
USOIS—United States Overnight Index Swap

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail. Excludes centrally cleared swaptions. Options with maturity dates greater than one year from date of acquisition would be considered long-term investments.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $45,780,575 and 0.8% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $34,629,612; cash collateral of $35,363,709 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at January 31, 2025.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of January 31, 2025. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wa)	Represents investments in Funds affiliated with the Manager.
(x)	The following represents restricted securities that are acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law.
(x) Restricted Securities:
Issuer Description	Acquisition Date	Original Cost	Market Value	Percentage of Net Assets
Digicel Group Holdings Ltd. (Jamaica) Sr. Sec’d. Notes, Series 1B14, 144A^, 0.000%, 12/31/30	11/14/23	$36	$44,949	0.0%
Digicel Group Holdings Ltd. (Jamaica) Sr. Sec’d. Notes, Series 3B14, 144A^, 0.000%, 12/31/30	11/14/23	24	1,962	0.0
Digicel Intermediate Holdings Ltd./Digicel International Finance Ltd./DIFL US LLC (Jamaica), Sr. Sec’d. Notes, Cash coupon 9.000% and PIK 1.942%, 10.942%, 05/25/27	01/29/24-11/15/24	2,857,399	3,067,979	0.1
Digicel International Finance Ltd. (Jamaica)*^	01/26/24-01/29/24	163,930	305,066	0.0
Digicel International Finance Ltd. (Jamaica)*^	01/29/24-01/30/24	310,724	1,543,068	0.0
Digicel MidCo Ltd./DIFL US II LLC (Jamaica), Sr. Unsec’d. Notes, PIK 10.500%, 10.500%, 11/25/28	01/30/24-11/15/24	153,923	206,771	0.0
Greystone Commercial Capital Trust, Sr. Unsec’d. Notes, Series A, 144A, 1 Month LIBOR + 2.270%^, 7.230%(c), 05/31/25(d)	05/18/21	9,290,119	8,268,206	0.1
Total		$12,776,155	$13,438,001	0.2%
(z) Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Unfunded corporate bond commitment outstanding at January 31, 2025:
Issuer	Principal Amount (000)#	Current Value	Unrealized Appreciation	Unrealized Depreciation
New Generation Gas Gathering LLC, Sr. Sec’d. Notes, 144A, —%(p), Maturity Date 09/30/29 (cost $998,311)^	1,014	$998,311	$—	$—

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Unfunded loan commitment outstanding at January 31, 2025:
Borrower	Principal Amount (000)#	Current Value	Unrealized Appreciation	Unrealized Depreciation
Doncasters US Finance LLC, Delayed Draw Term Loan,, 1.500%(c), Maturity Date 04/23/30 (cost $685,986)^	693	$686,070	$84	$—
Forward Commitment Contracts:
U.S. Government Agency Obligations	Interest Rate	Maturity Date	Settlement Date	Principal Amount (000)#	Value
Federal National Mortgage Assoc.	4.500%	TBA	03/13/25	$(11,000)		$(10,343,008)
Federal National Mortgage Assoc.	5.500%	TBA	03/13/25	(45,000)		(44,387,154)
Federal National Mortgage Assoc.	6.000%	TBA	03/13/25	(30,000)		(30,160,472)
Federal National Mortgage Assoc.	6.500%	TBA	03/13/25	(9,500)		(9,720,055)
TOTAL FORWARD COMMITMENT CONTRACTS (proceeds receivable $94,505,020)						$(94,610,689)
Options Purchased:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
3 Month SOFR	Call	12/12/25	$98.00		101		253	$10,100
(cost $12,785)

OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Currency Option EUR vs TRY	Call	BOA	02/14/25	50.00		—	EUR	3,416	$273
Currency Option EUR vs TRY	Call	GSI	02/25/25	50.00		—	EUR	3,460	924
Currency Option USD vs BRL	Call	HSBC	02/12/25	7.25		—		3,410	3
Currency Option USD vs CLP	Call	MSI	02/04/25	1,200.00		—		3,383	—
Currency Option USD vs CNH	Call	JPM	05/08/25	7.20		—		6,452	113,105
Currency Option USD vs COP	Call	JPM	02/06/25	5,200.00		—		3,330	—
Currency Option USD vs COP	Call	MSI	02/20/25	5,200.00		—		3,452	51
Currency Option USD vs INR	Call	JPM	01/08/26	91.00		—		20,378	147,026
Currency Option USD vs INR	Call	JPM	01/08/26	91.00		—		5,814	41,948
Currency Option USD vs TRY	Call	BOA	02/21/25	85.00		—		1,235	45
Currency Option USD vs BRL	Put	BARC	02/04/25	5.25		—		2,030	—
Currency Option USD vs BRL	Put	CITI	02/19/25	5.20		—		3,437	66
Currency Option USD vs BRL	Put	MSI	02/20/25	5.30		—		5,178	275
Currency Option USD vs CNH	Put	JPM	05/08/25	6.10		—		6,452	47
Currency Option USD vs COP	Put	MSI	02/12/25	3,900.00		—		3,410	92
Currency Option USD vs INR	Put	JPM	01/08/26	75.00		—		20,378	1,361

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Options Purchased (continued):
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Currency Option USD vs INR	Put	JPM	01/08/26	75.00		—		5,814	$388
Currency Option USD vs ZAR	Put	CITI	02/05/25	16.75		—		1,698	—
Currency Option USD vs ZAR	Put	CITI	02/19/25	16.50		—		3,437	5
Total OTC Traded (cost $290,455)									$305,609

OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
2-Year Interest Rate Swap, 02/07/27	Call	CITI	02/05/25	3.65%	3.65%(A)	1 Day SOFR(A)/ 4.380%	51,025	$3
2-Year Interest Rate Swap, 03/10/27	Call	CITI	03/06/25	3.55%	3.55%(A)	1 Day SOFR(A)/ 4.380%	51,025	6,246
7-Year Interest Rate Swap, 04/09/32	Put	JPM	04/07/25	4.30%	1 Day SOFR(A)/ 4.380%	4.30%(A)	21,775	99,667
CDX.NA.IG.43.V1, 12/20/29	Put	JPM	04/16/25	0.55%	CDX.NA.IG. 43.V1(Q)	1.00%(Q)	49,550	46,712
CDX.NA.IG.43.V1, 12/20/29	Put	MSI	04/16/25	0.55%	CDX.NA.IG. 43.V1(Q)	1.00%(Q)	49,550	46,712
Total OTC Swaptions (cost $137,503)								$199,340
Total Options Purchased (cost $440,743)								$515,049
Options Written:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
3 Month SOFR	Call	12/12/25	$96.50		101		253	$(46,081)
3 Month SOFR	Put	12/12/25	$96.50		101		253	(153,394)
Total Exchange Traded (premiums received $237,731)								$(199,475)

OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
Currency Option EUR vs TRY	Call	BOA	02/14/25	38.50	—	EUR	3,416	$(14,380)

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Options Written (continued):
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
Currency Option EUR vs TRY	Call	GSI	02/25/25	39.00	—	EUR	3,460	$(23,309)
Currency Option USD vs BRL	Call	HSBC	02/12/25	6.25	—		3,410	(1,142)
Currency Option USD vs CLP	Call	MSI	02/04/25	1,010.00	—		3,383	(497)
Currency Option USD vs CNH	Call	JPM	05/08/25	7.45	—		6,452	(26,896)
Currency Option USD vs COP	Call	JPM	02/06/25	4,350.00	—		3,330	(2,530)
Currency Option USD vs COP	Call	MSI	02/20/25	4,400.00	—		3,452	(9,567)
Currency Option USD vs BRL	Put	BARC	02/04/25	6.10	—		2,030	(91,456)
Currency Option USD vs BRL	Put	CITI	02/19/25	6.00	—		3,437	(100,589)
Currency Option USD vs BRL	Put	MSI	02/20/25	6.15	—		5,178	(264,308)
Currency Option USD vs COP	Put	MSI	02/12/25	4,300.00	—		3,410	(87,165)
Currency Option USD vs INR	Put	JPM	01/08/26	87.00	—		20,378	(151,725)
Currency Option USD vs INR	Put	JPM	01/08/26	87.00	—		5,814	(43,288)
Currency Option USD vs ZAR	Put	CITI	02/05/25	18.40	—		1,698	(1,904)
Currency Option USD vs ZAR	Put	CITI	02/19/25	18.40	—		3,437	(16,599)
Total OTC Traded (premiums received $661,403)								$(835,355)

OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
2-Year Interest Rate Swap, 02/07/27	Call	CITI	02/05/25	3.10%	1 Day SOFR(A)/ 4.380%	3.10%(A)	102,050	$—
2-Year Interest Rate Swap, 03/10/27	Call	CITI	03/06/25	3.29%	1 Day SOFR(A)/ 4.380%	3.29%(A)	102,050	(2,739)
CDX.NA.IG.43.V1, 12/20/29	Call	JPM	04/16/25	0.48%	CDX.NA.IG. 43.V1(Q)	1.00%(Q)	49,550	(35,629)
CDX.NA.IG.43.V1, 12/20/29	Call	MSI	04/16/25	0.48%	CDX.NA.IG. 43.V1(Q)	1.00%(Q)	49,550	(35,629)
2-Year Interest Rate Swap, 02/07/27	Put	CITI	02/05/25	4.32%	4.32%(A)	1 Day SOFR(A)/ 4.380%	51,025	(146)
2-Year Interest Rate Swap, 02/07/27	Put	CITI	02/05/25	4.35%	4.35%(A)	1 Day SOFR(A)/ 4.380%	51,025	(46)
7-Year Interest Rate Swap, 04/09/32	Put	JPM	04/07/25	4.54%	4.54%(A)	1 Day SOFR(A)/ 4.380%	43,550	(80,273)
CDX.NA.IG.43.V1, 12/20/29	Put	BNP	02/19/25	0.65%	1.00%(Q)	CDX.NA.IG. 43.V1(Q)	51,820	(5,154)

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Options Written (continued):
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
CDX.NA.IG.43.V1, 12/20/29	Put	JPM	03/19/25	0.70%	1.00%(Q)	CDX.NA.IG. 43.V1(Q)	52,580	$(11,352)
CDX.NA.IG.43.V1, 12/20/29	Put	JPM	04/16/25	0.73%	1.00%(Q)	CDX.NA.IG. 43.V1(Q)	49,550	(16,308)
CDX.NA.IG.43.V1, 12/20/29	Put	MSI	04/16/25	0.73%	1.00%(Q)	CDX.NA.IG. 43.V1(Q)	49,550	(16,308)
Total OTC Swaptions (premiums received $192,840)								$(203,584)
Total Options Written (premiums received $1,091,974)								$(1,238,414)
Futures contracts outstanding at January 31, 2025:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
54	3 Month CME SOFR	Sep. 2025	$12,945,825	$27,265
9,105	2 Year U.S. Treasury Notes	Mar. 2025	1,872,215,625	(77,783)
627	20 Year U.S. Treasury Bonds	Mar. 2025	71,419,219	1,367,348
				1,316,830
Short Positions:
186	5 Year Euro-Bobl	Mar. 2025	22,658,870	382,096
2,403	5 Year U.S. Treasury Notes	Mar. 2025	255,656,684	642,842
96	10 Year Euro-Bund	Mar. 2025	13,197,720	443,578
1,804	10 Year U.S. Treasury Notes	Mar. 2025	196,354,125	1,863,907
591	10 Year U.S. Ultra Treasury Notes	Mar. 2025	65,822,625	454,530
1,086	30 Year U.S. Ultra Treasury Bonds	Mar. 2025	128,657,063	(1,092,267)
169	Euro Schatz Index	Mar. 2025	18,726,870	110,317
				2,805,003
				$4,121,833
Forward foreign currency exchange contracts outstanding at January 31, 2025:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Brazilian Real,
Expiring 02/04/25	GSI	BRL	85,371	$14,630,385	$14,595,742	$—	$(34,643)
Expiring 02/04/25	GSI	BRL	20,070	3,417,000	3,431,313	14,313	—

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2025 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Brazilian Real (cont’d.),
Expiring 03/06/25	GSI	BRL	106,047	$17,939,206	$17,991,008	$51,802	$—
British Pound,
Expiring 04/22/25	JPM	GBP	5,640	7,017,589	6,991,111	—	(26,478)
Chilean Peso,
Expiring 03/19/25	MSI	CLP	4,473,553	4,474,000	4,558,335	84,335	—
Chinese Renminbi,
Expiring 03/19/25	GSI	CNH	56,906	7,840,600	7,786,366	—	(54,234)
Colombian Peso,
Expiring 03/19/25	CITI	COP	17,661,122	3,961,927	4,172,473	210,546	—
Expiring 03/19/25	TD	COP	10,646,381	2,474,280	2,515,227	40,947	—
Expiring 03/19/25	TD	COP	9,033,899	2,107,720	2,134,275	26,555	—
Euro,
Expiring 04/22/25	CITI	EUR	3,364	3,508,817	3,503,940	—	(4,877)
Expiring 04/22/25	CITI	EUR	3,353	3,498,757	3,492,482	—	(6,275)
Expiring 04/22/25	CITI	EUR	3,320	3,452,000	3,458,622	6,622	—
Expiring 04/22/25	CITI	EUR	3,310	3,452,000	3,447,794	—	(4,206)
Indian Rupee,
Expiring 03/19/25	BOA	INR	609,087	7,155,000	7,002,911	—	(152,089)
Expiring 03/19/25	BOA	INR	494,054	5,801,000	5,680,327	—	(120,673)
Expiring 03/19/25	BOA	INR	402,697	4,663,000	4,629,959	—	(33,041)
Expiring 03/19/25	HSBC	INR	499,482	5,846,000	5,742,740	—	(103,260)
Expiring 03/19/25	JPM	INR	506,109	5,814,000	5,818,927	4,927	—
Expiring 03/19/25	UAG	INR	1,424,476	16,672,842	16,377,750	—	(295,092)
Indonesian Rupiah,
Expiring 03/19/25	BNP	IDR	37,172,100	2,284,000	2,273,864	—	(10,136)
Expiring 03/19/25	BOA	IDR	69,964,860	4,305,000	4,279,838	—	(25,162)
Expiring 03/19/25	JPM	IDR	269,146,000	16,880,707	16,463,998	—	(416,709)
Mexican Peso,
Expiring 03/19/25	JPM	MXN	42,625	2,074,982	2,041,580	—	(33,402)
Expiring 03/19/25	UAG	MXN	92,100	4,502,650	4,411,261	—	(91,389)
New Taiwanese Dollar,
Expiring 03/19/25	BOA	TWD	184,800	5,679,000	5,613,460	—	(65,540)
Expiring 03/19/25	CITI	TWD	178,868	5,536,000	5,433,265	—	(102,735)
Expiring 03/19/25	CITI	TWD	144,433	4,473,000	4,387,274	—	(85,726)
Expiring 03/19/25	MSI	TWD	169,750	5,169,000	5,156,292	—	(12,708)
Expiring 03/19/25	SCB	TWD	184,301	5,615,000	5,598,296	—	(16,704)
Peruvian Nuevo Sol,
Expiring 03/19/25	SCB	PEN	16,832	4,497,000	4,515,485	18,485	—
Expiring 03/19/25	SCB	PEN	12,705	3,362,000	3,408,171	46,171	—
Expiring 03/19/25	SCB	PEN	8,231	2,209,000	2,208,006	—	(994)
Philippine Peso,
Expiring 03/19/25	GSI	PHP	458,657	7,840,697	7,838,717	—	(1,980)

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2025 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Philippine Peso (cont’d.),
Expiring 03/19/25	HSBC	PHP	504,220	$8,647,000	$8,617,403	$—	$(29,597)
Expiring 03/19/25	JPM	PHP	179,198	3,065,280	3,062,594	—	(2,686)
Expiring 03/19/25	JPM	PHP	176,388	2,973,500	3,014,573	41,073	—
Expiring 03/19/25	JPM	PHP	175,856	2,973,500	3,005,477	31,977	—
Expiring 03/19/25	JPM	PHP	109,403	1,878,720	1,869,753	—	(8,967)
Polish Zloty,
Expiring 04/22/25	MSI	PLN	18,161	4,482,000	4,452,196	—	(29,804)
Singapore Dollar,
Expiring 03/19/25	MSI	SGD	7,141	5,279,000	5,265,076	—	(13,924)
South African Rand,
Expiring 03/19/25	BARC	ZAR	60,353	3,205,939	3,217,480	11,541	—
Expiring 03/19/25	BARC	ZAR	51,016	2,838,679	2,719,692	—	(118,987)
South Korean Won,
Expiring 03/19/25	BOA	KRW	5,156,553	3,560,000	3,545,127	—	(14,873)
Thai Baht,
Expiring 03/19/25	BOA	THB	121,284	3,574,000	3,611,775	37,775	—
Expiring 03/19/25	CITI	THB	150,636	4,375,000	4,485,863	110,863	—
Expiring 03/19/25	JPM	THB	178,151	5,183,000	5,305,246	122,246	—
Turkish Lira,
Expiring 02/06/25	CITI	TRY	103,597	2,871,321	2,875,244	3,923	—
Expiring 02/12/25	BARC	TRY	125,538	3,442,000	3,465,769	23,769	—
Expiring 02/12/25	BARC	TRY	86,811	2,379,756	2,396,617	16,861	—
Expiring 02/19/25	HSBC	TRY	278,534	7,580,489	7,642,093	61,604	—
				$266,463,343	$265,512,787	966,335	(1,916,891)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Brazilian Real,
Expiring 02/04/25	GSI	BRL	105,441	$17,932,168	$18,027,055	$—	$(94,887)
British Pound,
Expiring 04/22/25	BARC	GBP	45,846	56,367,035	56,830,316	—	(463,281)
Chilean Peso,
Expiring 03/19/25	CITI	CLP	3,082,989	3,057,147	3,141,417	—	(84,270)
Expiring 03/19/25	CITI	CLP	2,205,944	2,167,853	2,247,751	—	(79,898)
Expiring 03/19/25	TD	CLP	1,996,908	2,057,820	2,034,753	23,067	—
Chinese Renminbi,
Expiring 03/19/25	BOA	CNH	46,715	6,462,000	6,392,058	69,942	—
Expiring 03/19/25	BOA	CNH	44,018	6,056,000	6,022,935	33,065	—

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2025 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Chinese Renminbi (cont’d.),
Expiring 03/19/25	SCB	CNH	35,989	$4,974,000	$4,924,329	$49,671	$—
Expiring 03/19/25	SSB	CNH	42,918	5,852,000	5,872,417	—	(20,417)
Colombian Peso,
Expiring 03/19/25	BARC	COP	15,403,414	3,440,266	3,639,085	—	(198,819)
Czech Koruna,
Expiring 04/22/25	UAG	CZK	444,812	18,029,446	18,349,129	—	(319,683)
Euro,
Expiring 04/22/25	BARC	EUR	149,137	154,502,067	155,340,559	—	(838,492)
Expiring 04/22/25	CITI	EUR	3,364	3,520,449	3,503,940	16,509	—
Expiring 04/22/25	CITI	EUR	3,353	3,512,156	3,492,482	19,674	—
Expiring 04/22/25	CITI	EUR	3,310	3,459,314	3,447,694	11,620	—
Expiring 04/22/25	CITI	EUR	3,294	3,452,000	3,430,753	21,247	—
Expiring 04/22/25	HSBC	EUR	852	888,180	887,829	351	—
Expiring 04/22/25	HSBC	EUR	787	812,887	819,821	—	(6,934)
Expiring 04/22/25	MSI	EUR	1,043	1,080,402	1,086,871	—	(6,469)
Expiring 04/22/25	SSB	EUR	149,137	152,923,088	155,340,791	—	(2,417,703)
Expiring 04/22/25	UAG	EUR	149,137	154,374,487	155,340,791	—	(966,304)
Hungarian Forint,
Expiring 04/22/25	BARC	HUF	1,898,335	4,706,071	4,805,219	—	(99,148)
Indian Rupee,
Expiring 03/19/25	BOA	INR	484,645	5,580,000	5,572,154	7,846	—
Indonesian Rupiah,
Expiring 03/19/25	BOA	IDR	79,652,360	4,839,000	4,872,435	—	(33,435)
Expiring 03/19/25	CITI	IDR	54,358,650	3,390,000	3,325,187	64,813	—
Expiring 03/19/25	HSBC	IDR	121,165,848	7,411,000	7,411,867	—	(867)
New Taiwanese Dollar,
Expiring 03/19/25	CITI	TWD	835,431	25,898,406	25,376,884	521,522	—
Expiring 03/19/25	SCB	TWD	190,258	5,866,000	5,779,236	86,764	—
Peruvian Nuevo Sol,
Expiring 03/19/25	CITI	PEN	31,231	8,243,000	8,378,050	—	(135,050)
Expiring 03/19/25	SCB	PEN	12,417	3,330,000	3,331,092	—	(1,092)
Philippine Peso,
Expiring 03/19/25	HSBC	PHP	305,368	5,193,000	5,218,918	—	(25,918)
Expiring 03/19/25	JPM	PHP	304,043	5,169,000	5,196,273	—	(27,273)
Polish Zloty,
Expiring 04/22/25	GSI	PLN	40,533	9,647,916	9,936,844	—	(288,928)
Singapore Dollar,
Expiring 03/19/25	CITI	SGD	6,549	4,791,000	4,828,521	—	(37,521)
Expiring 03/19/25	JPM	SGD	9,661	7,171,000	7,122,311	48,689	—
Expiring 03/19/25	SCB	SGD	18,544	13,911,699	13,671,415	240,284	—
South African Rand,
Expiring 03/19/25	JPM	ZAR	69,167	3,673,000	3,687,354	—	(14,354)

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2025 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South Korean Won,
Expiring 03/19/25	BOA	KRW	8,112,252	$5,608,000	$5,577,168	$30,832	$—
Expiring 03/19/25	HSBC	KRW	4,650,459	3,303,000	3,197,188	105,812	—
Expiring 03/19/25	JPM	KRW	24,017,097	16,862,741	16,511,739	351,002	—
Expiring 03/19/25	SCB	KRW	7,139,981	4,867,000	4,908,733	—	(41,733)
Thai Baht,
Expiring 03/19/25	HSBC	THB	478,727	14,123,616	14,256,280	—	(132,664)
Expiring 03/19/25	JPM	THB	193,655	5,660,000	5,766,967	—	(106,967)
Expiring 03/19/25	MSI	THB	58,716	1,698,500	1,748,545	—	(50,045)
Expiring 03/19/25	MSI	THB	58,466	1,698,500	1,741,085	—	(42,585)
Expiring 03/19/25	SCB	THB	152,688	4,499,000	4,546,994	—	(47,994)
Expiring 03/19/25	UAG	THB	176,900	5,229,000	5,268,013	—	(39,013)
				$787,290,214	$792,209,248	1,702,710	(6,621,744)
						$2,669,045	$(8,538,635)
Credit default swap agreements outstanding at January 31, 2025:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)**:
Arab Republic of Egypt	12/20/29	1.000%(Q)	2,000	$331,020	$729	$330,291	GSI
Dominican Republic	12/20/29	1.000%(Q)	2,000	60,064	729	59,335	GSI
Emirate of Abu Dhabi	12/20/29	1.000%(Q)	2,000	(56,983)	729	(57,712)	GSI
Federal Republic of Nigeria	12/20/29	1.000%(Q)	2,000	319,851	729	319,122	GSI
Federation of Malaysia	12/20/29	1.000%(Q)	3,000	(74,811)	1,093	(75,904)	GSI
Federative Republic of Brazil	12/20/29	1.000%(Q)	9,000	289,507	3,279	286,228	GSI
Kingdom of Bahrain	12/20/29	1.000%(Q)	2,000	59,594	729	58,865	GSI
Kingdom of Morocco	12/20/29	1.000%(Q)	2,000	(2,778)	729	(3,507)	GSI
Kingdom of Saudi Arabia	12/20/29	1.000%(Q)	5,000	(88,483)	1,822	(90,305)	GSI
People’s Republic of China	12/20/29	1.000%(Q)	9,000	(185,991)	3,279	(189,270)	GSI
Republic of Argentina	12/20/29	1.000%(Q)	2,000	610,887	729	610,158	GSI
Republic of Chile	12/20/29	1.000%(Q)	6,000	(112,504)	2,186	(114,690)	GSI
Republic of Colombia	12/20/29	1.000%(Q)	7,000	292,672	2,551	290,121	GSI
Republic of Indonesia	12/20/29	1.000%(Q)	8,000	(95,259)	2,915	(98,174)	GSI
Republic of Panama	12/20/29	1.000%(Q)	2,000	86,973	729	86,244	GSI

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2025 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)**(cont’d.):
Republic of Peru	12/20/29	1.000%(Q)	3,000	$(25,888)	$1,093	$(26,981)	GSI
Republic of Philippines	12/20/29	1.000%(Q)	3,000	(49,438)	1,093	(50,531)	GSI
Republic of South Africa	12/20/29	1.000%(Q)	9,000	347,312	3,279	344,033	GSI
Republic of Turkey	12/20/29	1.000%(Q)	9,000	562,663	3,279	559,384	GSI
State of Qatar	12/20/29	1.000%(Q)	2,000	(56,068)	729	(56,797)	GSI
Sultanate of Oman	12/20/29	1.000%(Q)	2,000	(1,761)	729	(2,490)	GSI
United Mexican States	12/20/29	1.000%(Q)	9,000	116,532	3,279	113,253	GSI
				$2,327,111	$36,438	$2,290,673

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreement on credit indices— Sell Protection(2)**:
CDX.EM.42.V1	12/20/29	1.000%(Q)	100,000	1.603%	$(2,445,132)	$(83,284)	$(2,361,848)	GSI
**	The Fund entered into multiple credit default swap agreements in a packaged trade consisting of two parts. The Fund bought/sold protection on an Emerging Market CDX Index and bought/sold protection on the countries which comprise the index. The upfront premium is attached to the index of the trade for the Emerging Markets CDX package(s). Each swap is priced individually. If any of the component swaps are closed out early, the Index exposure will be reduced by an amount proportionate to the terminated swap(s).

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on asset-backed and/or mortgage-backed securities - Sell Protection(2)^:
GS_24-PCA	08/02/27	1.650%(M)	15,161	*	$21,201	$(8,009)	$29,210	GSI

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Fair Value		Upfront Premiums Paid (Received)		Unrealized Appreciation (Depreciation)		Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
Arab Republic of Egypt	06/20/30	1.000%(Q)	3,700	$676,447		$751,052		$(74,605)		GSI

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2025 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)			Fair Value		Upfront Premiums Paid (Received)		Unrealized Appreciation (Depreciation)		Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)(cont’d.):
Israel Electric Corp. Ltd.	09/20/28	1.000%(Q)		4,000	$3,275		$70,506		$(67,231)		BARC
Kingdom of Morocco	12/20/27	1.000%(Q)		10,000	(135,713)		(76,144)		(59,569)		GSI
Republic of Italy	12/20/27	1.000%(Q)	EUR	720	(20,303)		(15,559)		(4,744)		BARC
Republic of Romania	12/20/29	1.000%(Q)	EUR	10,500	403,329		398,813		4,516		BARC
Republic of South Africa	06/20/26	1.000%(Q)		20,000	(80,141)		83,074		(163,215)		GSI
U.S. Treasury Notes	06/20/25	0.250%(Q)	EUR	7,990	(5,643)		(1,688)		(3,955)		BARC
U.S. Treasury Notes	06/20/25	0.250%(Q)	EUR	2,665	(1,882)		(559)		(1,323)		BARC
					$839,369		$1,209,495		$(370,126)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Bank of America Corp.	12/20/25	1.000%(Q)	5,820	0.283%	$43,397	$36,923	$6,474	GSI
Catalonia, Autonomous Community of	12/20/25	1.000%(Q)	3,000	0.323%	21,325	(5,052)	26,377	DB
Citigroup, Inc.	12/20/25	1.000%(Q)	5,820	0.237%	45,770	37,433	8,337	GSI
General Motors Co.	06/20/26	5.000%(Q)	3,580	0.292%	249,249	192,817	56,432	GSI
Halliburton Co.	12/20/26	1.000%(Q)	1,600	0.258%	23,538	5,774	17,764	GSI
Kingdom of Norway	12/20/25	—%(Q)	20,000	0.038%	(6,615)	(8,729)	2,114	BARC
Millicom International Cellular S.A.^	12/20/25	1.000%(Q)	2,700	*	(29,576)	(57,414)	27,838	BOA
Morgan Stanley	12/20/25	1.000%(Q)	5,820	0.236%	45,821	36,923	8,898	GSI
Petroleos Mexicanos	06/20/25	1.000%(Q)	2,360	2.711%	(12,555)	(4,900)	(7,655)	MSI
Petroleos Mexicanos	12/24/25	3.750%(M)	8,434	3.168%	49,728	—	49,728	GSI
Petroleos Mexicanos	03/23/26	4.100%(M)	10,000	*	95,675	—	95,675	GSI
Republic of Greece	06/20/25	1.000%(Q)	2,000	0.079%	9,447	6,876	2,571	BARC

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2025 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at January 31, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
Republic of Greece	06/20/27	1.000%(Q)		1,440	0.297%	$24,812	$23,935	$877	BARC
Republic of Greece	12/20/27	1.000%(Q)		1,080	0.343%	20,665	19,694	971	BARC
Simon Property Group LP	06/20/26	1.000%(Q)		3,240	0.211%	38,437	10,394	28,043	GSI
U.S. Treasury Notes	03/20/25	0.250%(Q)	EUR	5,415	0.115%	2,678	982	1,696	BARC
UBS Group AG	03/20/25	1.000%(Q)	EUR	10,600	0.140%	25,653	13,478	12,175	GSI
Verizon Communications, Inc.	06/20/26	1.000%(Q)		4,820	0.350%	48,085	27,925	20,160	GSI
						$695,534	$337,059	$358,475

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at January 31, 2025	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Buy Protection(1):
CDX.NA.IG.43.V1	12/20/29	1.000%(Q)	385,420	$8,723,989	$9,202,465	$478,476
The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
*	When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Fund is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Currency swap agreement outstanding at January 31, 2025:
Notional Amount (000)#	Fund Receives	Notional Amount (000)#		Fund Pays	Counterparty	Termination Date	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
OTC Currency Swap Agreement:
11,394	4.67%(A)	EUR	10,500	3.10%(A)	JPM	09/27/29	$386,255	$—	$386,255
Interest rate swap agreements outstanding at January 31, 2025:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2025	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
GBP	9,558	05/08/26	1.000%(A)	1 Day SONIA(1)(A)/ 4.704%	$(448,713)	$781,150	$1,229,863
GBP	7,720	05/08/27	1.050%(A)	1 Day SONIA(1)(A)/ 4.704%	398,509	870,312	471,803
GBP	525	05/08/31	1.150%(A)	1 Day SONIA(1)(A)/ 4.704%	(22,856)	116,008	138,864
GBP	2,010	05/08/32	1.150%(A)	1 Day SONIA(1)(A)/ 4.704%	143,032	498,338	355,306
GBP	500	05/08/34	1.200%(A)	1 Day SONIA(1)(A)/ 4.704%	(27,897)	149,564	177,461
	126,352	03/08/25	4.946%(A)	1 Day SOFR(2)(A)/ 4.380%	—	(175,570)	(175,570)

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Interest rate swap agreements outstanding at January 31, 2025 (continued):
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2025	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
292,023	03/10/25	5.088%(A)	1 Day SOFR(2)(A)/ 4.380%	$—	$27,453	$27,453
330,865	08/03/25	4.811%(A)	1 Day SOFR(2)(A)/ 4.380%	—	679,026	679,026
131,845	08/31/25	4.805%(A)	1 Day SOFR(1)(A)/ 4.380%	—	(388,974)	(388,974)
86,205	05/11/26	4.750%(A)	1 Day SOFR(2)(A)/ 4.380%	591,116	440,395	(150,721)
20,835	09/25/26	4.699%(A)	1 Day SOFR(1)(A)/ 4.380%	3,854	(197,196)	(201,050)
200,020	05/13/27	4.497%(A)	1 Day SOFR(2)(A)/ 4.380%	56,668	987,310	930,642
114,725	01/28/29	4.110%(A)	1 Day SOFR(1)(A)/ 4.380%	—	(210,115)	(210,115)
124,475	05/13/29	4.253%(A)	1 Day SOFR(1)(A)/ 4.380%	(132,349)	(183,581)	(51,232)
43,620	12/20/44	3.995%(A)	1 Day SOFR(2)(A)/ 4.380%	—	(985,517)	(985,517)
10,735	12/16/49	3.805%(A)	1 Day SOFR(2)(A)/ 4.380%	(77,183)	(481,935)	(404,752)
6,455	05/11/54	1.350%(A)	1 Day SOFR(1)(A)/ 4.380%	2,946,494	3,097,166	150,672
9,505	12/16/54	3.719%(A)	1 Day SOFR(1)(A)/ 4.380%	73,662	470,803	397,141
33,250	12/20/54	3.825%(A)	1 Day SOFR(1)(A)/ 4.380%	—	1,032,849	1,032,849
				$3,504,337	$6,527,486	$3,023,149

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

Total return swap agreements outstanding at January 31, 2025:
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements:
Bloomberg U.S. Treasury 1-3 Year Index(T)	1 Day SOFR +23bps(Q)/ 4.610%	BARC	04/02/25	435,644	$198,418	$—	$198,418
Bloomberg U.S. Treasury 1-3 Year Index(T)	1 Day USOIS +23bps(T)/ 4.560%	DB	05/07/25	79,000	178,652	—	178,652

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Total return swap agreements outstanding at January 31, 2025 (continued):
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
iBoxx US Dollar Liquid Investment Grade Index(T)	1 Day SOFR (Q)/ 4.380%	JPM	03/20/25	(50,000)	$(1,618,516)	$—	$(1,618,516)
iBoxx US Dollar Liquid Investment Grade Index(T)	1 Day SOFR (Q)/ 4.380%	BNP	06/20/25	(64,440)	1,625,683	—	1,625,683
Total Return Benchmark Bond Index(T)	1 Day USOIS -40bps(T)/ 3.930%	GSI	03/20/25	(10,038)	970,815	—	970,815
U.S. Treasury Bond(T)	1 Day USOIS +21bps(T)/ 4.540%	JPM	02/11/25	217,100	(4,309,871)	—	(4,309,871)
U.S. Treasury Bond(T)	1 Day USOIS +21bps(T)/ 4.540%	JPM	02/11/25	386,800	(2,181,511)	—	(2,181,511)
					$(5,136,330)	$—	$(5,136,330)
(1)	On a long total return swap, the Fund receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Fund makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).